United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/15

Date of Reporting Period: 7/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT All Cap Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2015, was 8.10% for Class A Shares, 7.31% for Class C Shares, 7.65% for Class R Shares and 8.45% for Institutional Shares. The total return for the Russell 3000® Index (R3000),1 the Fund's broad-based securities market index, was 11.28% for the same period. The total return of the Morningstar Large Blend Funds Average (MLBFA),2 a peer group average for the Fund, was 8.95% during the same period. The Fund's and MLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R3000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R3000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 11.28% return on the R3000. Capitalization was not much of a differentiating factor in the last 12 months as smaller cap stocks3 did only slightly better than larger cap stocks. The highest returning stocks were microcaps, with the Russell Microcap® Index (RMICRO)4 returning 12.31%. The lowest returning stocks were midcaps, with the Russell Midcap® Index5 returning 10.69%. The one real differentiating characteristic in the last 12 months was style: growth stocks beat value stocks handily in all the capitalization ranges. The Russell 3000® Growth Index6 returned 16.37% while the Russell 3000® Value Index7 returned 6.23%, a spread of more than 10%. The widest spread was in the RMICRO, where the Russell Microcap® Growth Index8 returned 22.82% while the Russell Microcap® Value Index9 returned 4.63%. The narrowest spread was in the Russell Midcap® indexes, where the Russell Midcap® Growth Index10 returned 14.65% and the Russell Midcap® Value Index11 returned 6.64%.
The best performing sectors in the R3000 during the reporting period were Health Care (30.57%), Consumer Discretionary (21.61%) and Consumer Staples (19.18%). Underperforming sectors during the same period included Energy (-28.06%), Materials (-4.80%) and Telecommunication Services (-1.30%).
Annual Shareholder Report
1

STOCK SELECTION
When looking at the strategy from the point of view of fundamental characteristics, the Fund's underperformance during the 12-month reporting period was driven by overweighting stocks with high value and highly repeatable earnings. Those stocks are among the most value-oriented stocks in the Fund, and, as noted in the market overview above, this period was a growth period. Stocks with high earnings to price ratios but not highly repeatable earnings also detracted from performance. A partial offset to underperformance came from stocks with improving earnings estimates, the more growth-oriented stocks in the portfolio. The Fund's sector exposures continued to remain close to R3000 weights, but with a small underweight in Information Technology. Strong stock selection in the Energy sector made the most significant contribution to Fund performance. Poor stock selection in the Information Technology and Consumer Discretionary sectors detracted the most from Fund performance.
Individual stocks enhancing the Fund's performance during the reporting period included Kroger Company, Valero Energy Corporation and CVS Corporation.
Individual stocks detracting from the Fund's performance during the reporting period included Apple Incorporated, Amazon.com Incorporated and Trinity Industries Incorporated. Apple outperformed the R3000 but was underweighted relative to the R3000; Amazon.com outperformed the R3000 but was not held by the Fund.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 3000® Index.
2	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group; however, the MLBFA is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLBFA.
3	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
4	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell Microcap® Index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap® Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

6	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000® Growth Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000® Value Index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. The Russell Microcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the microcap opportunity set. The Russell Microcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell Microcap® Value Index measures the performance of the microcap value segment of the U.S. equity market. It includes Russell Microcap companies that are considered more value oriented relative to the overall market as defined by Russell's leading style methodology. The Russell Microcap® Value Index is constructed to provide a comprehensive and unbiased barometer for the microcap value segment of the market and is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the microcap opportunity set. The Russell Microcap® Value Index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
11	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. The Russell Midcap® Value Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (the “Fund”) from July 31, 2005 to July 31, 2015, compared to the Russell 3000® Index (R3000)3 and the Morningstar Large Blend Funds Average (MLBFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2015
■	Total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares[5]	2.16%	14.99%	5.13%
Class C Shares[5]	6.31%	15.38%	4.91%
Class R Shares[5]	7.65%	15.74%	5.27%
Institutional Shares	8.45%	16.59%	6.02%
R3000	11.28%	16.35%	7.90%
MLBFA	8.95%	14.66%	7.02%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000 has been adjusted to reflect reinvestment of dividends of securities.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT All Cap Core Fund.
3	The R3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The R3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R3000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares, Class C Shares and Class R Shares commenced operations on February 12, 2003, September 15, 2005 and December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge, maximum contingent deferred sales charge and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	5.2%
Regional Banks	4.8%
Oil Refiner	4.5%
Services to Medical Professionals	4.0%
Department Stores	3.9%
Specialty Retailing	3.6%
Money Center Bank	3.4%
Electronic Equipment Instruments & Components	3.3%
Property Liability Insurance	3.3%
AT&T Divestiture	3.1%
Securities Brokerage	2.5%
Life Insurance	2.4%
Ethical Drugs	2.3%
Computers - High End	2.2%
Commodity Chemicals	2.0%
Multi-Line Insurance	2.0%
Electric Utility	1.7%
Grocery Chain	1.7%
Airline - Regional	1.6%
Computer Peripherals	1.6%
Computer Stores	1.5%
Software Packaged/Custom	1.4%
Semiconductor Distribution	1.3%
Cable TV	1.1%
Computers - Midrange	1.1%
Hospitals	1.1%
Medical Supplies	1.1%
Soft Drinks	1.1%
Airline - National	1.0%
Auto Original Equipment Manufacturers	1.0%
Construction Machinery	1.0%
Discount Department Stores	1.0%
Financial Services	1.0%
Annual Shareholder Report
6

Industry Composition	Percentage of Total Net Assets
Telecommunication Equipment & Services	1.0%
Telephone Utility	1.0%
Truck Manufacturing	1.0%
Other[2]	21.3%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2015
Shares			Value
		COMMON STOCKS—98.1%
		Agricultural Chemicals—0.8%
9,000		Bunge Ltd.	$718,650
13,993		Mosaic Co./The	600,859
		TOTAL	1,319,509
		Agricultural Machinery—0.4%
9,100		AGCO Corp.	500,591
2,479		Deere & Co.	234,439
		TOTAL	735,030
		Airline - National—1.0%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	228,007
21,800	[1]	Jet Blue Airways Corp.	500,964
17,100	[1]	United Continental Holdings, Inc.	964,269
		TOTAL	1,693,240
		Airline - Regional—1.6%
12,641		Alaska Air Group, Inc.	957,556
46,285		Southwest Airlines Co.	1,675,517
		TOTAL	2,633,073
		Airlines—0.7%
25,000		Delta Air Lines, Inc.	1,108,500
		AT&T Divestiture—3.1%
23,809		AT&T, Inc.	827,124
90,292		Verizon Communications, Inc.	4,224,763
		TOTAL	5,051,887
		Auto Components—0.3%
5,500		Lear Corp.	572,385
		Auto Manufacturing—0.9%
35,900		Ford Motor Co.	532,397
27,900		General Motors Co.	879,129
		TOTAL	1,411,526
		Auto Original Equipment Manufacturers—1.0%
300	[1]	AutoZone, Inc.	210,282
6,130	[1]	O'Reilly Automotive, Inc.	1,473,100
		TOTAL	1,683,382
		Auto Rentals—0.2%
7,800	[1]	Avis Budget Group, Inc.	338,754
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—5.2%
21,718		Amgen, Inc.	$3,835,182
36,087		Gilead Sciences, Inc.	4,253,214
6,800	[1]	Isis Pharmaceuticals, Inc.	373,524
3,045	[1]	Repligen Corp.	106,605
		TOTAL	8,568,525
		Building Supply Stores—0.6%
13,412		Lowe's Cos., Inc.	930,256
		Cable TV—1.1%
33,035		Viacom, Inc., Class B	1,882,995
		Clothing Stores—0.5%
22,188		Gap (The), Inc.	809,418
		Commodity Chemicals—2.0%
35,145		LyondellBasell Investment LLC	3,297,655
		Computer Networking—0.4%
20,800		Juniper Networks, Inc.	591,136
		Computer Peripherals—1.6%
34,200		EMC Corp.	919,638
6,400		Lexmark International, Inc., Class A	217,536
19,800		NetApp, Inc.	616,770
10,800		Western Digital Corp.	929,448
		TOTAL	2,683,392
		Computer Stores—1.5%
10,800		GameStop Corp.	495,180
42,649	[1]	Ingram Micro, Inc., Class A	1,161,332
13,862	[1]	Tech Data Corp.	808,571
		TOTAL	2,465,083
		Computers - High End—2.2%
22,200		IBM Corp.	3,596,178
		Computers - Midrange—1.1%
59,700		Hewlett-Packard Co.	1,822,044
		Construction Machinery—1.0%
6,293		Caterpillar, Inc.	494,819
5,800		Joy Global, Inc.	153,178
35,600		Trinity Industries, Inc.	1,041,656
		TOTAL	1,689,653
		Consumer Finance—0.2%
25,900		Navient Corp.	406,630
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Contracting—0.2%
8,300	[1]	Jacobs Engineering Group, Inc.	$349,596
		Cosmetics & Toiletries—0.5%
21,400		Avon Products, Inc.	121,338
1,884	[1]	Helen of Troy Ltd.	165,378
2,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	481,487
		TOTAL	768,203
		Crude Oil & Gas Production—0.1%
22,200		Chesapeake Energy Corp.	192,252
		Defense Aerospace—0.9%
5,703		General Dynamics Corp.	850,374
11,239	[1]	Spirit Aerosystems Holdings, Inc., Class A	632,756
		TOTAL	1,483,130
		Defense Electronics—0.8%
6,294		Northrop Grumman Corp.	1,088,925
2,900		Rockwell Collins, Inc.	245,398
		TOTAL	1,334,323
		Department Stores—3.9%
2,600		Dillards, Inc., Class A	264,888
17,239		Kohl's Corp.	1,057,095
19,048		Macy's, Inc.	1,315,455
47,143		Target Corp.	3,858,655
		TOTAL	6,496,093
		Discount Department Stores—1.0%
5,400		Foot Locker, Inc.	380,970
17,599		Wal-Mart Stores, Inc.	1,266,776
		TOTAL	1,647,746
		Diversified Oil—0.2%
9,000		Murphy Oil Corp.	295,110
		Diversified Tobacco—0.1%
4,345		Altria Group, Inc.	236,281
		Education & Training Services—0.1%
11,000	[1]	Apollo Group, Inc., Class A	140,910
2,100		DeVry Education Group, Inc.	63,798
		TOTAL	204,708
		Electric Utility—1.7%
24,600		AES Corp.	314,880
14,333		Entergy Corp.	1,017,930
15,600		P G & E Corp.	819,156
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—continued
13,996		Public Service Enterprises Group, Inc.	$583,213
		TOTAL	2,735,179
		Electrical Equipment—0.2%
4,449		Emerson Electric Co.	230,236
4,200	[1]	Sanmina Corp.	92,694
		TOTAL	322,930
		Electronic Equipment Instruments & Components—3.3%
37,001		Apple, Inc.	4,488,221
15,100		CDW Corp.	542,543
15,800		Jabil Circuit, Inc.	319,950
		TOTAL	5,350,714
		Electronics Stores—0.3%
16,800		Best Buy Co., Inc.	542,472
		Energy Equipment & Services—0.1%
8,200		Superior Energy Services, Inc.	139,400
		Ethical Drugs—2.3%
3,292		Eli Lilly & Co.	278,207
69,070		Pfizer, Inc.	2,490,664
5,662	[1]	United Therapeutics Corp.	958,916
		TOTAL	3,727,787
		Financial Services—1.0%
28,700	[1]	Ally Financial, Inc.	653,499
5,086		Deluxe Corp.	327,691
3,435		Outerwall, Inc.	243,267
18,900		Western Union Co.	382,536
		TOTAL	1,606,993
		Grocery Chain—1.7%
69,326		Kroger Co.	2,720,352
		Health Care Equipment & Supplies—0.3%
2,873	[1]	Abiomed, Inc.	222,543
2,142		Stryker Corp.	219,062
		TOTAL	441,605
		Health Care Providers & Services—0.2%
3,504	[1]	Quintiles Transnational Holdings, Inc.	268,827
		Home Products—0.2%
4,600		Tupperware Brands Corp.	268,962
		Hospitals—1.1%
2,791	[1]	Community Health Systems, Inc.	163,301
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Hospitals—continued
17,656	[1]	HCA, Inc.	$1,642,185
		TOTAL	1,805,486
		Hotels—0.4%
3,036		Marriott International, Inc., Class A	220,444
5,200		Wyndham Worldwide Corp.	429,104
		TOTAL	649,548
		Industrial Machinery—0.7%
9,600		Dover Corp.	615,072
4,200		Eaton Corp. PLC	254,436
9,100		Terex Corp.	201,656
		TOTAL	1,071,164
		Internet Services—0.3%
6,100		IAC Interactive Corp.	471,286
		Life Insurance—2.4%
15,100		Assured Guaranty Ltd.	369,346
40,274		Prudential Financial, Inc.	3,558,611
		TOTAL	3,927,957
		Life Sciences Tools & Services—0.1%
1,098	[1]	Bio-Rad Laboratories, Inc., Class A	165,513
		Major Steel Producer—0.2%
16,400		United States Steel Corp.	319,308
		Medical Supplies—1.1%
8,532		AmerisourceBergen Corp.	902,259
11,534		Cardinal Health, Inc.	980,159
		TOTAL	1,882,418
		Miscellaneous Components—0.2%
27,428		Vishay Intertechnology, Inc.	314,873
		Miscellaneous Food Products—0.9%
13,800		Archer-Daniels-Midland Co.	654,396
7,300		Fresh Del Monte Produce, Inc.	288,496
5,900		Ingredion, Inc.	520,380
		TOTAL	1,463,272
		Miscellaneous Machinery—0.1%
3,200		SPX Corp.	209,312
		Money Center Bank—3.4%
30,336		Bank of America Corp.	542,408
13,644		Citigroup, Inc.	797,628
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Money Center Bank—continued
61,423		JPMorgan Chase & Co.	$4,209,318
		TOTAL	5,549,354
		Multi-Line Insurance—2.0%
16,615		Allstate Corp.	1,145,604
27,928		American International Group, Inc.	1,790,744
8,300		Hartford Financial Services Group, Inc.	394,665
		TOTAL	3,331,013
		Office Electronics—0.2%
29,400		Xerox Corp.	323,988
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	309,616
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	273,825
2,386		Ennis Business Forms, Inc.	40,037
		TOTAL	313,862
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	183,438
		Oil Gas & Consumable Fuels—0.2%
3,294		Phillips 66	261,873
		Oil Refiner—4.5%
15,598		HollyFrontier Corp.	752,759
42,182		Marathon Petroleum Corp.	2,306,090
7,100		Tesoro Petroleum Corp.	691,114
55,280		Valero Energy Corp.	3,626,368
		TOTAL	7,376,331
		Oil Well Supply—0.9%
11,200	[1]	Cameron International Corp.	565,152
21,445		National Oilwell Varco, Inc.	903,478
		TOTAL	1,468,630
		Other Communications Equipment—0.7%
11,800		Skyworks Solutions, Inc.	1,128,906
		Paper & Forest Products—0.1%
5,600		Domtar, Corp.	227,696
		Paper Products—0.3%
10,500		International Paper Co.	502,635
		Personal & Household—0.1%
5,800		Nu Skin Enterprises, Inc., Class A	229,970
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Personal Loans—0.8%
15,800		Capital One Financial Corp.	$1,284,540
		Personnel Agency—0.5%
6,500		Manpower, Inc.	588,120
5,700		Robert Half International, Inc.	313,671
		TOTAL	901,791
		Poultry Products—0.4%
16,900		Pilgrim's Pride Corp.	365,716
4,000		Sanderson Farms, Inc.	288,040
		TOTAL	653,756
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	170,235
		Property Liability Insurance—3.3%
6,354		Everest Re Group Ltd.	1,163,545
39,885		The Travelers Cos., Inc.	4,232,596
		TOTAL	5,396,141
		Recreational Goods—0.0%
4,970	[1]	Smith & Wesson Holding Corp.	80,613
		Regional Banks—4.8%
27,867		BB&T Corp.	1,122,204
11,000		Comerica, Inc.	521,730
29,600		Fifth Third Bancorp	623,672
17,200		Huntington Bancshares, Inc.	200,724
30,200		KeyCorp	448,168
22,754		PNC Financial Services Group	2,233,988
9,100	[1]	Popular, Inc.	278,642
42,320		Wells Fargo & Co.	2,449,058
		TOTAL	7,878,186
		Restaurants—0.6%
3,686		Cracker Barrel Old Country Store, Inc.	559,867
4,800		Darden Restaurants, Inc.	354,048
		TOTAL	913,915
		Securities Brokerage—2.5%
19,712		Goldman Sachs Group, Inc.	4,042,340
		Semiconductor Distribution—1.3%
25,913	[1]	Arrow Electronics, Inc.	1,506,841
14,515		Avnet, Inc.	605,711
		TOTAL	2,112,552
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—0.7%
34,400		Intel Corp.	$995,880
10,790	[1]	Micron Technology, Inc.	199,723
		TOTAL	1,195,603
		Semiconductor Manufacturing Equipment—0.1%
2,547		Lam Research Corp.	195,788
		Semiconductors & Semiconductor Equipment—0.1%
1,603	[1]	Ambarella, Inc.	185,740
		Services to Medical Professionals—4.0%
12,341	[1]	Express Scripts Holding Co.	1,111,554
3,753	[1]	Molina Healthcare, Inc.	283,089
14,271		Quest Diagnostics, Inc.	1,053,342
34,104		UnitedHealth Group, Inc.	4,140,226
		TOTAL	6,588,211
		Shipbuilding—0.7%
9,357		Huntington Ingalls Industries, Inc.	1,098,605
		Shoes—0.3%
2,877	[1]	Skechers USA, Inc., Class A	432,845
		Soft Drinks—1.1%
14,400		Coca-Cola Enterprises, Inc.	735,552
13,800		Dr. Pepper Snapple Group, Inc.	1,107,036
		TOTAL	1,842,588
		Software Packaged/Custom—1.4%
19,200		CA, Inc.	559,392
10,000		Computer Sciences Corp.	654,300
4,497	[1]	Electronic Arts, Inc.	321,760
35,500		Symantec Corp.	807,270
		TOTAL	2,342,722
		Specialty Retailing—3.6%
8,000		Abercrombie & Fitch Co., Class A	160,720
4,700	[1]	AutoNation, Inc.	292,998
8,100	[1]	Bed Bath & Beyond, Inc.	528,363
2,900		Big Lots, Inc.	125,222
38,852		CVS Health Corp.	4,369,684
1,700		Children's Place, Inc./The	98,430
3,800		GNC Holdings, Inc.	186,998
16,300		Staples, Inc.	239,773
		TOTAL	6,002,188
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—1.0%
35,683		Cisco Systems, Inc.	$1,014,111
22,800		Corning, Inc.	425,904
2,513	[1]	Dycom Industries, Inc.	166,009
		TOTAL	1,606,024
		Telephone Utility—1.0%
58,167		CenturyLink, Inc.	1,663,576
		Textiles Apparel & Luxury Goods—0.8%
5,500	[1]	Fossil, Inc.	378,125
7,800		PVH Corp.	905,112
		TOTAL	1,283,237
		Tools and Hardware—0.1%
1,480		Snap-On, Inc.	243,904
		Toys & Games—0.4%
2,744		Hasbro, Inc.	216,063
15,700		Mattel, Inc.	364,397
		TOTAL	580,460
		Truck Manufacturing—1.0%
2,773		Cummins, Inc.	359,187
6,600		OshKosh Truck Corp.	241,164
16,941		PACCAR, Inc.	1,098,454
		TOTAL	1,698,805
		Undesignated Consumer Cyclicals—0.3%
8,300	[1]	Herbalife Ltd.	419,067
		Uniforms—0.3%
6,300		Cintas Corp.	538,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,711,587)	161,262,445
		INVESTMENT COMPANY—2.0%
3,340,032	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	3,340,032
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $147,051,619)[4]	164,602,477
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(119,082)
		TOTAL NET ASSETS—100%	$164,483,395
Annual Shareholder Report
16

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $147,161,688.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.47	$17.26	$12.73	$12.48	$10.54
Income From Investment Operations:
Net investment income	0.11[1]	0.08[1]	0.09[1]	0.06[1]	0.03[1]
Net realized and unrealized gain on investments	1.55	3.23	4.49	0.19	1.96
TOTAL FROM INVESTMENT OPERATIONS	1.66	3.31	4.58	0.25	1.99
Less Distributions:
Distributions from net investment income	(0.03)	(0.10)	(0.05)	—	(0.05)
Net Asset Value, End of Period	$22.10	$20.47	$17.26	$12.73	$12.48
Total Return[2]	8.10%	19.21%	36.10%	2.00%	18.87%
Ratios to Average Net Assets:
Net expenses	1.35%	1.35%	1.35%	1.35%	1.34%
Net investment income	0.51%	0.41%	0.59%	0.48%	0.21%
Expense waiver/reimbursement[3]	0.00%[4]	0.08%	0.16%	0.40%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,433	$44,678	$34,092	$29,365	$40,227
Portfolio turnover	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.57	$16.55	$12.26	$12.12	$10.27
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]
Net realized and unrealized gain on investments	1.48	3.09	4.32	0.18	1.92
TOTAL FROM INVESTMENT OPERATIONS	1.43	3.02	4.29	0.14	1.85
Net Asset Value, End of Period	$21.00	$19.57	$16.55	$12.26	$12.12
Total Return[2]	7.31%	18.25%	34.99%	1.16%	18.01%
Ratios to Average Net Assets:
Net expenses	2.11%	2.15%	2.15%	2.15%	2.13%
Net investment income (loss)	(0.26)%	(0.38)%	(0.21)%	(0.32)%	(0.59)%
Expense waiver/reimbursement[3]	0.00%[4]	0.06%	0.11%	0.36%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,509	$35,052	$27,674	$24,440	$31,129
Portfolio turnover	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.25	$17.09	$12.62	$12.44	$10.52
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.01)[1]	0.02[1]	(0.00)[1,2]	(0.04)[1]
Net realized and unrealized gain on investments	1.53	3.20	4.45	0.18	1.97
TOTAL FROM INVESTMENT OPERATIONS	1.55	3.19	4.47	0.18	1.93
Less Distributions:
Distributions from net investment income	—	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$21.80	$20.25	$17.09	$12.62	$12.44
Total Return[3]	7.65%	18.68%	35.42%	1.45%	18.33%
Ratios to Average Net Assets:
Net expenses	1.76%	1.81%	1.83%	1.85%	1.83%
Net investment income (loss)	0.09%	(0.05)%	0.11%	(0.02)%	(0.31)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.02%	0.25%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,300	$5,467	$4,089	$2,718	$2,973
Portfolio turnover	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.71	$17.45	$12.87	$12.61	$10.66
Income From Investment Operations:
Net investment income	0.18[1]	0.13[1]	0.12[1]	0.09[1]	0.05[1]
Net realized and unrealized gain on investments	1.57	3.27	4.55	0.19	1.99
TOTAL FROM INVESTMENT OPERATIONS	1.75	3.40	4.67	0.28	2.04
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.09)	(0.02)	(0.09)
Net Asset Value, End of Period	$22.37	$20.71	$17.45	$12.87	$12.61
Total Return[2]	8.45%	19.54%	36.46%	2.23%	19.14%
Ratios to Average Net Assets:
Net expenses	1.05%	1.10%	1.10%	1.10%	1.08%
Net investment income	0.80%	0.65%	0.84%	0.73%	0.45%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.05%	0.27%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,242	$62,770	$39,932	$39,101	$43,197
Portfolio turnover	76%	31%	99%	164%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at value including $3,340,032 of investment in affiliated holding (Note 5) (identified cost $147,051,619)		$164,602,477
Cash		1,344
Income receivable		156,888
Receivable for investments sold		1,338,481
Receivable for shares sold		113,976
TOTAL ASSETS		166,213,166
Liabilities:
Payable for investments purchased	$1,352,008
Payable for shares redeemed	232,047
Payable for transfer agent fee	29,209
Payable for distribution services fee (Note 5)	28,991
Payable for other service fees (Notes 2 and 5)	20,791
Accrued expenses (Note 5)	66,725
TOTAL LIABILITIES		1,729,771
Net assets for 7,504,519 shares outstanding		$164,483,395
Net Assets Consist of:
Paid-in capital		$224,738,234
Net unrealized appreciation of investments		17,550,858
Accumulated net realized loss on investments		(78,493,605)
Undistributed net investment income		687,908
TOTAL NET ASSETS		$164,483,395
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($40,432,642 ÷ 1,829,649 shares outstanding), no par value, unlimited shares authorized	$22.10
Offering price per share (100/94.50 of $22.10)	$23.39
Redemption proceeds per share	$22.10
Class C Shares:
Net asset value per share ($41,508,635 ÷ 1,976,992 shares outstanding), no par value, unlimited shares authorized	$21.00
Offering price per share	$21.00
Redemption proceeds per share (99.00/100 of $21.00)	$20.79
Class R Shares:
Net asset value per share ($6,299,935 ÷ 288,976 shares outstanding), no par value, unlimited shares authorized	$21.80
Offering price per share	$21.80
Redemption proceeds per share	$21.80
Institutional Shares:
Net asset value per share ($76,242,183 ÷ 3,408,902 shares outstanding), no par value, unlimited shares authorized	$22.37
Offering price per share	$22.37
Redemption proceeds per share	$22.37
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Dividends (including $2,593 received from an affiliated holding (Note 5))		$2,954,514
Expenses:
Investment adviser fee (Note 5)	$1,195,626
Administrative fee (Note 5)	124,756
Custodian fees	12,694
Transfer agent fee (Note 2)	188,740
Directors'/Trustees' fees (Note 5)	2,310
Auditing fees	23,800
Legal fees	9,087
Portfolio accounting fees	81,909
Distribution services fee (Note 5)	330,536
Other service fees (Notes 2 and 5)	205,518
Share registration costs	57,309
Printing and postage	25,021
Miscellaneous (Note 5)	12,547
TOTAL EXPENSES	2,269,853
Reimbursement of investment adviser fee (Note 5)	(3,657)
Net expenses		2,266,196
Net investment income		688,318
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		23,954,092
Net change in unrealized appreciation of investments		(12,475,569)
Net realized and unrealized gain on investments		11,478,523
Change in net assets resulting from operations		$12,166,841
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$688,318	$335,289
Net realized gain on investments	23,954,092	9,164,512
Net change in unrealized appreciation/depreciation of investments	(12,475,569)	10,835,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,166,841	20,335,402
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(54,414)	(197,693)
Class R Shares	—	(7,299)
Institutional Shares	(280,741)	(281,875)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(335,155)	(486,867)
Share Transactions:
Proceeds from sale of shares	46,770,875	49,369,736
Net asset value of shares issued to shareholders in payment of distributions declared	324,870	472,234
Cost of shares redeemed	(42,409,715)	(27,511,670)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,686,030	22,330,300
Change in net assets	16,517,716	42,178,835
Net Assets:
Beginning of period	147,965,679	105,786,844
End of period (including undistributed net investment income of $687,908 and $334,745, respectively)	$164,483,395	$147,965,679
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
26

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
27

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$57,224
Class C Shares	57,890
Class R Shares	17,875
Institutional Shares	55,751
TOTAL	$188,740
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
28

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended July 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$105,397
Class C Shares	100,121
TOTAL	$205,518
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
29

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	495,711	$10,691,452	642,335	$12,308,397
Shares issued to shareholders in payment of distributions declared	2,376	52,057	9,944	190,534
Shares redeemed	(851,485)	(18,382,289)	(444,825)	(8,470,347)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(353,398)	$(7,638,780)	207,454	$4,028,584

Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	612,017	$12,394,286	489,748	$8,920,830
Shares redeemed	(426,212)	(8,772,133)	(370,986)	(6,763,414)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	185,805	$3,622,153	118,762	$2,157,416

Year Ended July 31	2015		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	127,210	$2,715,467	135,839	$2,583,244
Shares issued to shareholders in payment of distributions declared	—	—	384	7,299
Shares redeemed	(108,214)	(2,323,679)	(105,525)	(1,968,844)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	18,996	$391,788	30,698	$621,699

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	963,004	$20,969,670	1,276,458	$25,557,265
Shares issued to shareholders in payment of distributions declared	12,322	272,813	14,181	274,401
Shares redeemed	(597,814)	(12,931,614)	(547,542)	(10,309,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	377,512	$8,310,869	743,097	$15,522,601
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	228,915	$4,686,030	1,100,011	$22,330,300
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income	$335,155	$486,867
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$687,908
Net unrealized appreciation	$17,440,789
Capital loss carryforwards	$(78,383,536)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2015, the cost of investments for federal tax purposes was $147,161,688. The net unrealized appreciation of investments for federal tax was $17,440,789. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,301,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,860,304.
At July 31, 2015, the Fund had a capital loss carryforward of $78,383,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$8,792,655	NA	$8,792,655
2018	$69,590,881	NA	$69,590,881
As a result of the March 2010 tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $23,934,379 to offset capital gains realized during the year ended July 31, 2015.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$300,363
Class R Shares	30,173
TOTAL	$330,536
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC retained $53,218 fees paid by the Fund. For the year ended July 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2015, FSSC received $4,016 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $13,707 in sales charges from the sale of Class A Shares. FSC also retained $3,774 of CDSC relating to redemptions of Class C Shares.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2015, the Adviser reimbursed $3,657. Transactions involving the affiliated holding during the year ended July 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	3,599,784
Purchases/Additions	30,745,485
Sales/Reductions	(31,005,237)
Balance of Shares Held 7/31/2015	3,340,032
Value	$3,340,032
Dividend Income	$2,593
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2015, were as follows:
Purchases	$123,601,907
Sales	$118,779,958
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2015, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,054.90	$6.88
Class C Shares	$1,000	$1,051.10	$10.73
Class R Shares	$1,000	$1,052.60	$8.96
Institutional Shares	$1,000	$1,056.70	$5.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.33	$10.54
Class R Shares	$1,000	$1,016.07	$8.80
Institutional Shares	$1,000	$1,019.59	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.11%
Class R Shares	1.76%
Institutional Shares	1.05%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
37309 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Balanced Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2015, was 5.89% for Class A Shares, 5.12% for Class C Shares, 6.13% for Institutional Shares and 5.61% for Class R Shares. Over the same period, the Fund's custom blended benchmark (“Blended Index”),1 which consists of a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500)2 and the Barclays U.S. Aggregate Bond Index (BAB),3 returned 7.90%. The total return of the Morningstar Moderate Allocation Funds Average (MMAFA),4 a peer group average for the Fund, was 4.25% during the period. The Fund's and the MMAFA's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on asset allocation, security selection within the equity segment of the portfolio, and duration positioning within the fixed-income segment of the portfolio. These were the most significant factors affecting the Fund's performance relative to the Blended Index during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MArket Overview
During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 11.28% return on the Russell 3000® Index (R3000).5 Capitalization was not much of a differentiating factor in the last 12 months as smaller cap stocks did only slightly better than larger cap stocks. The highest returning stocks were microcaps, with the Russell Microcap® Index6 returning 12.31%. The lowest returning stocks were midcaps, with the Russell Midcap® Index7 returning 10.69%. The one real differentiating characteristic in the last 12 months was style: growth stocks beat value stocks handily in all the capitalization ranges. The Russell 3000® Growth Index8 returned 16.37% while the Russell 3000® Value Index9 returned 6.23%, a spread of more than 10%.
The best performing sectors in the R3000 during the reporting period were Health Care (30.57%), Consumer Discretionary (21.61%) and Consumer Staples (19.18%). Underperforming sectors during the same period included Energy (-28.06%), Materials (-4.80%) and Telecommunication Services (-1.30%).
Annual Shareholder Report

International equities10 in developed markets underperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index11 returning -0.28%. Emerging market12 equities performed even worse, suffering from a combination of the strong dollar, declines in commodity prices and global growth fears, with the MSCI Emerging Markets Index13 returning -13.38% during the reporting period.
Real Estate Investment Trust (REIT) fundamentals benefited from improvement in employment conditions and steady demand for institutional quality real estate driven by the low interest rate environment. Over the reporting period, the MSCI US REIT Index14 returned 9.70%.
Interest rates at intermediate and longer-term maturities declined during the reporting period while those at the shorter end of the treasury curve increased modestly causing the overall curve to flatten. For the reporting period, the BAB returned 2.82%.
ASSET ALLOCATION
During the 12-month reporting period, equity investments accounted for an average of approximately 65% of the portfolio while fixed income15 and cash investments accounted for an average of 35%. Though allocations fluctuated with the swings in the market, the Fund remained overweight in equities and underweight in bonds relative to its typical 60/40 posture, which helped performance during the period. The allocation to cash was larger than normal in an effort to reduce the Fund's overall exposure to interest rate risk. This contributed negatively to Fund performance as the return on fixed income investments exceeded the return on cash. Within the equity allocation, REIT investments16 were reduced late in the reporting period while the mix between domestic and international was weighted more heavily towards international in the latter half of the reporting period.
EQUITIES
Domestic equity investments, which were managed using Federated MDT's proprietary Optimum Q process, underperformed the R3000 during the period. Investments in the Energy and Health Care sectors were the most significant positive factors in the Fund's domestic equity performance relative to the R3000, while investments in the Information Technology, Consumer Discretionary and Telecom Services sectors were the most significant negative contributors to relative results. Individual stocks enhancing the Fund's performance during the reporting period included Kroger Co. and Skechers USA Inc. Individual stocks detracting from the Fund's performance during the reporting period included Apple Inc. and Amazon.com, Inc. (due to relative underweight positions). Security selection within the REIT portion of the portfolio helped results as these investments outperformed the REIT benchmark.
Annual Shareholder Report

FIXED INCOME
During the 12-month reporting period, the fixed-income portion of the portfolio underperformed the BAB with sector allocation and duration positioning the most significant contributors to relative results. An overweight to sectors such as high yield17 and investment-grade corporates detracted from Fund performance as those sectors underperformed U.S. Treasuries. An underweight duration position relative to the benchmark also hurt Fund performance as longer-term rates declined over the course of the period.
1	The Fund's Blended Index, which reflects 60% of the S&P 500 and 40% of the BAB, is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it is more reflective of the Fund's balanced investment style.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500, one of the Fund's broad-based securities market indices. The S&P 500's return for the 12-month reporting period was 11.21%.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAB, one of the Fund's broad-based securities market indices. The BAB's return for the 12-month reporting period was 2.82%.
4	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMAFA.
5	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell Microcap® Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000® Growth Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

9	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000® Value Index is unmanaged, and it is not possible to invest directly in an index.
10	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
11	The MSCI EAFE Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
12	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
13	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
14	The MSCI US REIT Index is a free float-adjusted market capitalization index that is comprised of equity REITs. It represents about 99% of the US REIT universe and securities are classified in the REIT sector according to the Global Industry Classification Standard (GICS®). It however excludes Mortgage REIT and selected Specialized REITs. The index is unmanaged, and it is not possible to invest directly in an index.
15	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
16	Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks.
17	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 from July 31, 2005 to July 31, 2015, compared to the Standard and Poor's 500 Index (S&P 500),3 the Barclays U.S. Aggregate Bond Index (BAB),4 60% S&P 500/40% BAB (Blended Index) and the Morningstar Moderate Allocation Funds Average (MMAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2015
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Periods Ended 7/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares[6]	0.04%	9.30%	4.51%
Class C Shares[6]	4.12%	9.72%	4.30%
Class R Shares[6]	5.61%	10.11%	4.68%
Institutional Shares[6]	6.13%	10.81%	5.35%
S&P 500	11.21%	16.24%	7.72%
BAB	2.82%	3.27%	4.61%
Blended Index	7.90%	11.09%	6.76%
MMAFA	4.25%	9.47%	5.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and BAB and MMAFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 Index, a broad-based securities market index of the Fund, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The S& P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	The BAB Index, a broad-based securities market index of the Fund, is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The BAB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BAB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Morningstar figures do not reflect sales charges. It is not possible to invest directly in an average.
6	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005, and Class R Shares commenced operations on December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charges, maximum contingent deferred sales charges and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	50.3%
Corporate Debt Securities	15.8%
International Equity Securities (including International Exchange-Traded Fund)	14.1%
Mortgage-Backed Securities[2]	6.8%
Collateralized Mortgage Obligations	2.7%
Asset-Backed Securities	1.5%
Trade Finance Agreements	1.4%
U.S. Treasury Securities[3]	1.3%
Floating Rate Loan	0.8%
Commercial Mortgage-Backed Securities	0.4%
Foreign Debt Securities	0.3%
Municipal Bond	0.1%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[4,6]	0.0%
Cash Equivalents[7]	5.6%
Other Assets and Liabilities—Net[8]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $170,536 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of a domestic exchange-traded fund and purchased call options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2015, the Fund's industry composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Banks	7.1%
Insurance	6.7%
Technology Hardware Storage & Peripherals	6.4%
Biotechnology	5.2%
Health Care Providers & Services	5.2%
Real Estate Investment Trusts	5.0%
Oil Gas & Consumable Fuels	4.7%
Specialty Retail	4.6%
Food & Staples Retailing	4.2%
Multiline Retail	3.6%
Diversified Telecommunication Services	3.5%
Electronic Equipment Instruments & Components	3.3%
Airlines	2.8%
Pharmaceuticals	2.7%
Chemicals	2.6%
Aerospace & Defense	2.5%
Capital Markets	2.4%
Machinery	2.3%
Food Products	1.7%
Semiconductors & Semiconductor Equipment	1.4%
Textiles Apparel & Luxury Goods	1.4%
Communications Equipment	1.3%
Consumer Finance	1.2%
Media	1.1%
Software	1.1%
Beverages	1.0%
IT Services	1.0%
Other[10]	14.0%
TOTAL	100.0%
9	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
July 31, 2015
Shares or Principal Amount			Value
		COMMON STOCKS—52.3%
		Aerospace & Defense—1.3%
1,817		General Dynamics Corp.	$270,933
3,466		Huntington Ingalls Industries, Inc.	406,943
4,876		Northrop Grumman Corp.	843,597
1,100		Rockwell Collins	93,082
5,308	[1]	Spirit Aerosystems Holdings, Inc., Class A	298,840
717	[1]	Taser International, Inc.	19,517
		TOTAL	1,932,912
		Airline - National—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	100,020
		Airline - Regional—0.0%
1,392	[1]	Hawaiian Holdings, Inc.	30,234
		Airlines—1.5%
6,940		Alaska Air Group, Inc.	525,705
11,400		Delta Air Lines, Inc.	505,476
16,269		Southwest Airlines Co.	588,938
9,800	[1]	United Continental Holdings, Inc.	552,622
		TOTAL	2,172,741
		Apparel—0.1%
190		Columbia Sportswear Co.	13,592
1,954	[1]	Express, Inc.	37,204
597	[1]	Iconix Brand Group, Inc.	12,973
76		Oxford Industries, Inc.	6,379
		TOTAL	70,148
		Auto Components—0.3%
7,100		Goodyear Tire & Rubber Co.	213,923
2,691		Lear Corp.	280,052
		TOTAL	493,975
		Auto Original Equipment Manufacturers—0.1%
1,642	[1]	American Axle & Manufacturing Holdings, Inc.	32,807
641		Dana Holding Corp.	11,897
116	[1]	Gentherm, Inc.	5,838
2,273	[1]	Meritor, Inc.	32,004
482	[1]	Tower International, Inc.	12,595
		TOTAL	95,141
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Automobiles—0.4%
19,700		Ford Motor Co.	$292,151
7,371		General Motors Co.	232,260
		TOTAL	524,411
		Banks—3.7%
10,961		BB&T Corp.	441,399
11,267		Bank of America Corp.	201,454
6,415		Citigroup, Inc.	375,021
5,200		Comerica, Inc.	246,636
20,900		Fifth Third Bancorp	440,363
13,300		Huntington Bancshares, Inc.	155,211
25,108		JPMorgan Chase & Co.	1,720,651
16,358		KeyCorp	242,753
9,494		PNC Financial Services Group	932,121
6,300	[1]	Popular, Inc.	192,906
9,510		Wells Fargo & Co.	550,344
		TOTAL	5,498,859
		Beverages—0.5%
7,500		Coca-Cola Enterprises, Inc.	383,100
5,000		Dr. Pepper Snapple Group, Inc.	401,100
		TOTAL	784,200
		Biotechnology—2.7%
687	[1]	Air Methods Corp.	27,061
7,440		Amgen, Inc.	1,313,830
954	[1]	Cambrex Corp.	46,985
705	[1]	Emergent Biosolutions, Inc.	23,145
2,054	[1]	Exelixis, Inc.	11,769
4,150	[1]	Geron Corp.	16,808
15,817		Gilead Sciences, Inc.	1,864,192
1,103	[1]	Halozyme Therapeutics, Inc.	25,744
124	[1]	Intrexon Corp.	8,091
3,665	[1]	Isis Pharmaceuticals, Inc.	201,318
520	[1]	Luminex Corp.	8,960
412	[1]	MacroGenics, Inc.	15,491
295	[1]	Neurocrine Biosciences, Inc.	14,785
533	[1]	NewLink Genetics Corp.	27,796
6,733	[1]	Opko Health, Inc.	110,219
5,737		PDL BioPharma, Inc.	33,389
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
1,126	[1]	Repligen Corp.	$39,421
1,236	[1]	United Therapeutics Corp.	209,329
		TOTAL	3,998,333
		Building Materials—0.0%
829	[1]	U.S. Concrete, Inc.	35,092
		Building Products—0.1%
1,101		Smith (A.O.) Corp.	79,074
		Capital Markets—1.3%
8,399		Goldman Sachs Group, Inc.	1,722,383
2,883		The Bank of New York Mellon Corp.	125,122
		TOTAL	1,847,505
		Carpets—0.0%
1,069		Interface, Inc.	27,762
		Chemicals—1.3%
17,249		LyondellBasell Industries NV - Class - A	1,618,474
6,208		Mosaic Co./The	266,571
1,600		Scotts Co.	96,624
		TOTAL	1,981,669
		Clothing Stores—0.0%
1,395		American Eagle Outfitters, Inc.	24,762
125		Cato Corp., Class A	4,801
		TOTAL	29,563
		Cogeneration—0.0%
243	[1]	Headwaters, Inc.	4,619
		Commercial Services—0.4%
151	[1]	Cimpress NV	9,744
2,300		Cintas Corp.	196,650
7,600		Donnelley (R.R.) & Sons Co.	133,380
910	[1]	Lifelock, Inc.	7,207
10,000		Pitney Bowes, Inc.	209,200
		TOTAL	556,181
		Commodity Chemicals—0.0%
192		Stepan Co.	9,410
		Communications Equipment—0.7%
22,127		Cisco Systems, Inc.	628,849
1,397	[1]	Gigamon, Inc.	37,552
2,178	[1]	Infinera Corp.	52,141
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communications Equipment—continued
885	[1]	Infoblox, Inc.	$20,798
8,200		Juniper Networks, Inc.	233,044
		TOTAL	972,384
		Computer Networking—0.0%
1,812	[1]	Dot Hill Systems Corp.	11,452
		Computer Peripherals—0.0%
2,178	[1]	Zagg, Inc.	16,923
		Computer Services—0.0%
868	[1]	Manhattan Associates, Inc.	56,264
		Construction & Engineering—0.2%
989	[1]	Dycom Industries, Inc.	65,333
4,000	[1]	Jacobs Engineering Group, Inc.	168,480
		TOTAL	233,813
		Consumer Finance—0.7%
8,000	[1]	Ally Financial, Inc.	182,160
7,181		Capital One Financial Corp.	583,815
507	[1]	Enova International, Inc.	9,167
11,100		Navient Corp.	174,270
		TOTAL	949,412
		Containers & Packaging—0.1%
2,800		Avery Dennison Corp.	170,380
		Contracting—0.0%
570		Comfort Systems USA, Inc.	15,755
		Cosmetics & Toiletries—0.0%
398	[1]	Helen of Troy Ltd.	34,936
		Dairy Products—0.0%
729		Cal-Maine Foods, Inc.	39,483
		Defense Aerospace—0.0%
404	[1]	Ducommun, Inc.	9,676
		Diversified Consumer Services—0.1%
283	[1]	2U, Inc.	9,081
8,100	[1]	Apollo Education Group, Inc.	103,761
1,500		DeVry Education Group, Inc.	45,570
		TOTAL	158,412
		Diversified Financial Services—0.1%
1,651		Voya Financial, Inc.	77,514
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Diversified Leisure—0.0%
1,708	[1]	Isle of Capri Casinos, Inc.	$31,154
718	[1]	Pinnacle Entertainment, Inc.	27,643
		TOTAL	58,797
		Diversified Telecommunication Services—1.8%
6,817		AT&T, Inc.	236,823
24,859		CenturyLink, Inc.	710,967
37,307		Verizon Communications	1,745,595
		TOTAL	2,693,385
		Education & Training Services—0.0%
172		Capella Education Co.	8,860
191	[1]	Grand Canyon Education, Inc.	8,295
501	[1]	Strayer Education, Inc.	27,860
		TOTAL	45,015
		Electric & Electronic Original Equipment Manufacturers—0.0%
1,216		General Cable Corp.	19,845
		Electric Utilities—0.3%
5,738		Entergy Corp.	407,513
		Electrical Equipment—0.1%
900		Acuity Brands, Inc. Holding Company	181,071
198	[1]	Rofin-Sinar Technologies, Inc.	4,938
		TOTAL	186,009
		Electronic Equipment Instruments & Components—1.7%
12,400	[1]	Arrow Electronics, Inc.	721,060
7,100		Avnet, Inc.	296,283
5,300		CDW Corp.	190,429
2,141	[1]	Insight Enterprises, Inc.	57,786
9,200		Jabil Circuit, Inc.	186,300
661	[1]	Newport Corp.	10,470
7,000	[1]	Sanmina Corp.	154,490
11,300	[1]	Tech Data Corp.	659,129
22,000		Vishay Intertechnology, Inc.	252,560
		TOTAL	2,528,507
		Electronics Stores—0.0%
474	[1]	REX American Resources Corp.	24,477
		Energy Equipment & Services—0.5%
7,000	[1]	Cameron International Corp.	353,220
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy Equipment & Services—continued
8,048		National Oilwell Varco, Inc.	$339,062
		TOTAL	692,282
		Financial Services—0.1%
1,986		Deluxe Corp.	127,958
773	[1]	Encore Capital Group, Inc.	33,247
1,555		WisdomTree Investments, Inc.	38,719
		TOTAL	199,924
		Food & Staples Retailing—2.2%
14,668		CVS Health Corp.	1,649,710
30,970		Kroger Co.	1,215,263
5,274		Wal-Mart Stores, Inc.	379,622
		TOTAL	3,244,595
		Food Products—0.9%
4,500		Archer-Daniels-Midland Co.	213,390
3,100		Bunge Ltd.	247,535
273		Dean Foods Co.	4,860
4,289		Fresh Del Monte Produce, Inc.	169,501
3,700		Ingredion, Inc.	326,340
8,300		Pilgrims Pride Corp.	179,612
2,803		Sanderson Farms, Inc.	201,844
		TOTAL	1,343,082
		Furniture—0.0%
504		Bassett Furniture Industries, Inc.	16,526
258		Ethan Allen Interiors, Inc.	7,789
1,152	[1]	Select Comfort Corp.	29,998
		TOTAL	54,313
		Grocery Chain—0.0%
116		Casey's General Stores, Inc.	11,857
		Health Care Equipment & Supplies—0.3%
1,777	[1]	Abiomed, Inc.	137,646
4,300	[1]	Boston Scientific Corp.	74,562
155	[1]	Dexcom, Inc.	13,121
1,824	[1]	Hologic, Inc.	75,988
1,035	[1]	Inogen, Inc.	46,016
1,153	[1]	MiMedx Group, Inc.	12,372
1,395	[1]	RTI Surgical, Inc.	10,156
694	[1]	Surgical Care Affiliates, Inc.	26,386
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—continued
604	[1]	Zeltiq Aesthetics, Inc.	$20,747
		TOTAL	416,994
		Health Care Providers & Services—2.7%
2,454		AmerisourceBergen Corp.	259,511
4,426		Cardinal Health, Inc.	376,121
1,192	[1]	Community Health Systems, Inc.	69,744
4,862	[1]	Express Scripts Holding Co.	437,920
6,902	[1]	HCA Holdings, Inc.	641,955
6,522		Quest Diagnostics, Inc.	481,389
14,513		UnitedHealth Group, Inc.	1,761,878
		TOTAL	4,028,518
		Home Health Care—0.0%
956	[1]	Amedisys, Inc.	41,710
		Home Products—0.1%
3,002		Tupperware Brands Corp.	175,527
		Hospitals—0.0%
345		Ensign Group, Inc.	17,636
		Hotels Restaurants & Leisure—0.1%
1,731	[1]	Boyd Gaming Corp.	29,583
772	[1]	Diamond Resorts International, Inc.	24,195
144		Marriott Vacations Worldwide Corp.	12,038
247		SeaWorld Entertainment, Inc.	4,283
820		Wyndham Worldwide Corp.	67,666
		TOTAL	137,765
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	199,680
		Industrial Machinery—0.2%
1,446	[1]	Blount International, Inc.	12,088
2,525		Dover Corp.	161,777
242		Hyster-Yale Materials Handling, Inc.	16,376
2,100		SPX Corp.	137,361
		TOTAL	327,602
		Insurance—3.5%
6,489		Allstate Corp.	447,417
12,198		American International Group, Inc.	782,136
193		Employers Holdings, Inc.	4,632
2,571		Everest Re Group Ltd.	470,801
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—continued
18,379		Prudential Financial	$1,623,968
17,750		The Travelers Cos, Inc.	1,883,630
		TOTAL	5,212,584
		Internet & Catalog Retail—0.1%
1,300		HSN, Inc.	95,563
375	[1]	Zulily, Inc.	4,954
		TOTAL	100,517
		Internet Services—0.1%
3,752		EarthLink Network, Inc.	27,540
1,703	[1]	Web.com Group, Inc.	42,387
		TOTAL	69,927
		Internet Software & Services—0.2%
612	[1]	Brightcove, Inc.	3,348
3,000		IAC Interactive Corp.	231,780
543	[1]	LogMeIn, Inc.	39,954
		TOTAL	275,082
		IT Services—0.5%
5,400		Computer Sciences Corp.	353,322
446	[1]	EPAM Systems, Inc.	33,053
234		Evertec, Inc.	4,404
333	[1]	Globant SA	10,589
10,000		Western Union Co.	202,400
14,300		Xerox Corp.	157,586
		TOTAL	761,354
		Jewelry Stores—0.0%
653		Movado Group, Inc.	16,541
		Life Insurance—0.1%
8,409		Assured Guaranty Ltd.	205,684
		Machinery—1.2%
4,100		AGCO Corp.	225,541
464		Altra Industrial Motion Corp.	11,786
1,453		Cummins, Inc.	188,207
1,175		Deere & Co.	111,120
997		Global Brass & Copper Holdings, Inc.	16,799
3,000		Joy Global, Inc.	79,230
3,100		OshKosh Truck Corp.	113,274
6,068		PACCAR, Inc.	393,449
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Machinery—continued
6,200		Terex Corp.	$137,392
15,300		Trinity Industries, Inc.	447,678
2,259	[1]	Wabash National Corp.	31,039
		TOTAL	1,755,515
		Media—0.6%
870	[1]	Madison Square Garden Co./The	72,558
538	[1]	Townsquare Media, Inc., Class A	6,994
13,160		Viacom, Inc., Class B - New	750,120
		TOTAL	829,672
		Medical Supplies—0.0%
271		Landauer, Inc.	9,615
629	[1]	Medidata Solutions, Inc.	33,840
255		PetMed Express, Inc.	4,297
		TOTAL	47,752
		Medical Technology—0.1%
487	[1]	Integra Lifesciences Corp.	31,231
1,091	[1]	MedAssets, Inc.	25,420
1,095	[1]	Natus Medical, Inc.	49,450
768	[1]	Vascular Solutions, Inc.	28,593
		TOTAL	134,694
		Metal Fabrication—0.0%
298		Worthington Industries, Inc.	8,064
		Metals & Mining—0.1%
7,500		United States Steel Corp.	146,025
		Miscellaneous Communications—0.0%
1,294		West Corp.	37,332
		Miscellaneous Components—0.0%
1,125	[1]	Rambus, Inc.	14,726
		Mortgage Banks—0.0%
978	[1]	Altisource Portfolio Solutions S.A.	31,942
184	[1]	LendingTree.com, Inc.	15,257
		TOTAL	47,199
		Multi-Industry Capital Goods—0.0%
506	[1]	DXP Enterprises, Inc.	18,570
		Multi-Utilities—0.5%
4,405		P G & E Corp.	231,306
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Multi-Utilities—continued
10,067		Public Service Enterprises Group, Inc.	$419,492
		TOTAL	650,798
		Multiline Retail—1.9%
2,941		Big Lots, Inc.	126,992
6,759		Kohl's Corp.	414,462
9,492		Macy's, Inc.	655,518
19,554		Target Corp.	1,600,495
		TOTAL	2,797,467
		Office Furniture—0.0%
430		HNI Corp.	21,324
1,408		Knoll, Inc.	34,073
		TOTAL	55,397
		Office Supplies—0.0%
1,032		Ennis Business Forms, Inc.	17,317
275		Essendant, Inc.	10,125
		TOTAL	27,442
		Oil Gas & Consumable Fuels—2.5%
5,300		HollyFrontier Corp.	255,778
18,920		Marathon Petroleum Corp.	1,034,356
5,400		Murphy Oil Corp.	177,066
2,847		Phillips 66	226,337
3,000		Tesoro Petroleum Corp.	292,020
24,780		Valero Energy Corp.	1,625,568
		TOTAL	3,611,125
		Oil Refiner—0.0%
346		Delek US Holdings, Inc.	12,342
196		Western Refining, Inc.	8,655
		TOTAL	20,997
		Oil Service, Explore & Drill—0.0%
3,822	[1]	PetroQuest Energy, Inc.	5,313
3,691	[1]	Pioneer Energy Services Corp.	13,509
		TOTAL	18,822
		Other Communications Equipment—0.0%
508	[1]	Netgear, Inc.	17,013
		Outpatient Clinics—0.0%
171		U.S. Physical Therapy, Inc.	9,039
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Packaging—0.0%
228	[1]	Berry Plastics Group, Inc.	$7,424
		Paper & Forest Products—0.3%
3,600		Domtar Corp.	146,376
5,300		International Paper Co.	253,711
302		Kapstone Paper and Packaging Corp.	7,067
		TOTAL	407,154
		Personal Loans—0.1%
481		Cash America International, Inc.	13,338
178	[1]	Credit Acceptance Corp.	42,757
588	[1]	World Acceptance Corp.	31,999
		TOTAL	88,094
		Personal Products—0.3%
9,700		Avon Products, Inc.	54,999
5,400	[1]	Herbalife Ltd.	272,646
3,147		Nu Skin Enterprises, Inc.	124,779
		TOTAL	452,424
		Personnel Agency—0.1%
1,162	[1]	AMN Healthcare Services, Inc.	34,198
129		Korn/Ferry International	4,319
414		Maximus, Inc.	28,239
		TOTAL	66,756
		Pharmaceuticals—1.4%
439	[1]	Anacor Pharmaceuticals, Inc.	65,494
3,576		Johnson & Johnson	358,351
2,632	[1]	Lannett Co., Inc.	156,867
897		Lilly (Eli) & Co.	75,806
7,525		Merck & Co., Inc.	443,674
1,111	[1]	Merrimack Pharmaceuticals, Inc.	11,221
26,671		Pfizer, Inc.	961,756
1,773	[1]	Sucampo Pharmaceuticals, Inc.	38,634
		TOTAL	2,111,803
		Professional Services—0.3%
448		Insperity, Inc.	22,525
3,500		Manpower Group, Inc.	316,680
1,716		Robert Half International, Inc.	94,432
		TOTAL	433,637
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Property Liability Insurance—0.1%
686		HCI Group, Inc.	$30,788
420	[1]	Heritage Insurance Holdings, Inc.	10,382
2,301		Universal Insurance Holdings, Inc.	63,094
		TOTAL	104,264
		Railroad—0.0%
481		Greenbrier Cos., Inc.	22,006
		Real Estate Investment Trusts—2.6%
1,450		Avalonbay Communities, Inc.	249,893
1,200		Boston Properties, Inc.	147,936
6,000		Brixmor Property Group, Inc.	146,820
19,000		CubeSmart, REIT	497,040
3,500		Equity Residential Properties Trust	261,835
2,000		Essex Property Trust, Inc.	449,820
5,500		Extra Space Storage, Inc.	404,360
3,200		Kilroy Realty Corp.	226,720
3,725		Kite Realty Group Trust	98,340
15,000		New Residential Investment Corp.	235,350
5,200		Pebblebrook Hotel Trust	211,640
1,450		Simon Property Group, Inc.	271,469
21,000	[1]	Strategic Hotels & Resorts, Inc.	287,070
25,000		Two Harbors Investment Corp.	255,500
3,500		UDR, Inc.	118,335
		TOTAL	3,862,128
		Recreational Goods—0.0%
1,182	[1]	Nautilus, Inc.	24,976
308		Sturm Ruger & Co., Inc.	18,486
		TOTAL	43,462
		Restaurants—0.3%
1,775		Cracker Barrel Old Country Store, Inc.	269,605
2,300		Darden Restaurants, Inc.	169,648
1,150	[1]	Denny's Corp.	13,524
205		Jack in the Box, Inc.	19,475
237		Papa Johns International, Inc.	17,908
384		Sonic Corp.	11,412
		TOTAL	501,572
		Road & Rail—0.1%
1,429	[1]	Avis Budget Group, Inc.	62,061
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Semiconductor Distribution—0.0%
194	[1]	Tyler Technologies, Inc.	$27,071
		Semiconductor Manufacturing—0.0%
292	[1]	Cirrus Logic, Inc.	9,639
1,095	[1]	Integrated Device Technology, Inc.	20,925
163		Monolithic Power Systems	8,429
		TOTAL	38,993
		Semiconductor Manufacturing Equipment—0.0%
507	[1]	Advanced Energy Industries, Inc.	13,278
820		Mentor Graphics Corp.	21,394
509		Tessera Technologies, Inc.	17,642
		TOTAL	52,314
		Semiconductors & Semiconductor Equipment—0.7%
479	[1]	Ambarella, Inc.	55,502
14,400		Intel Corp.	416,880
6,256		Skyworks Solutions, Inc.	598,511
		TOTAL	1,070,893
		Services to Medical Professionals—0.1%
633	[1]	Molina Healthcare, Inc.	47,747
482	[1]	Team Health Holdings, Inc.	32,492
152	[1]	WebMd Health Corp.	6,624
		TOTAL	86,863
		Soft Drinks—0.0%
114		Coca-Cola Bottling Co.	18,468
		Software—0.6%
14,300		CA, Inc.	416,630
1,012	[1]	Electronic Arts, Inc.	72,409
122	[1]	Paylocity Holding Corp.	4,382
16,000		Symantec Corp.	363,840
		TOTAL	857,261
		Software Packaged/Custom—0.1%
207	[1]	Barracuda Networks, Inc.	5,680
74		Blackbaud, Inc.	4,526
370	[1]	BroadSoft, Inc.	12,921
1,608		CSG Systems International, Inc.	50,009
900		Ebix, Inc.	27,891
489	[1]	Ellie Mae, Inc.	38,362
90		Marketaxess Holdings, Inc.	8,802
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
345	[1]	Omnicell, Inc.	$12,599
283		Quality Systems, Inc.	3,608
275	[1]	VASCO Data Security International, Inc.	5,607
		TOTAL	170,005
		Specialty Chemicals—0.1%
238		Chemed Corp.	35,334
1,559		KMG Chemicals, Inc.	34,033
1,409	[1]	Trinseo SA	34,323
		TOTAL	103,690
		Specialty Retail—2.4%
5,200		Abercrombie & Fitch Co., Class A	104,468
351	[1]	Asbury Automotive Group, Inc.	30,993
1,800	[1]	AutoNation, Inc.	112,212
397	[1]	AutoZone, Inc.	278,273
7,100		Best Buy Co., Inc.	229,259
1,131	[1]	Build-A-Bear Workshop, Inc.	19,736
1,286		Children's Place, Inc./The	74,460
4,700		Foot Locker, Inc.	331,585
7,400		GameStop Corp.	339,290
9,845		Gap (The), Inc.	359,146
3,800		Guess ?, Inc.	83,182
292	[1]	Kirkland's, Inc.	7,966
1,857		Lowe's Cos., Inc.	128,802
1,996	[1]	Lumber Liquidators Holdings, Inc.	38,523
2,669	[1]	O'Reilly Automotive, Inc.	641,387
2,217		Outerwall, Inc.	157,008
128		Penske Automotive Group, Inc.	6,912
2,300		Rent-A-Center, Inc.	61,617
3,900	[1]	Sally Beauty Holdings, Inc.	116,181
13,300		Staples, Inc.	195,643
312	[1]	Tile Shop Hldgs., Inc.	4,455
1,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	232,442
1,876	[1]	Vera Bradley, Inc.	20,373
		TOTAL	3,573,913
		Technology Hardware Storage & Peripherals—3.4%
15,278		Apple, Inc.	1,853,222
4,561		EMC Corp. Mass	122,645
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
23,300		Hewlett-Packard Co.	$711,116
10,369		International Business Machines Corp.	1,679,674
2,800		Lexmark International, Inc.	95,172
8,700		NetApp, Inc.	271,005
2,970		Western Digital Corp.	255,598
		TOTAL	4,988,432
		Telecommunication Equipment & Services—0.1%
743		Alliance Fiber Optic Product	14,912
1,883	[1]	Neustar, Inc., Class A	58,128
2,922	[1]	Polycom, Inc.	33,252
4,427	[1]	Sonus Networks, Inc.	35,726
		TOTAL	142,018
		Textiles Apparel & Luxury Goods—0.7%
1,005	[1]	Fossil Group, Inc.	69,094
190	[1]	G-III Apparel Group Ltd.	13,724
3,200		PVH Corp.	371,328
3,482	[1]	Skechers USA, Inc., Class A	523,867
7,178	[1]	Vince Holding Corp.	70,416
		TOTAL	1,048,429
		Thrifts & Mortgage Finance—0.0%
824	[1]	MGIC Investment Corp.	9,122
		Tobacco—0.1%
2,091		Altria Group, Inc.	113,709
		Undesignated Consumer Cyclicals—0.1%
342	[1]	Parexel International Corp.	23,584
218	[1]	Steiner Leisure Ltd.	12,579
14,473		Weight Watchers International, Inc.	57,892
		TOTAL	94,055
		Undesignated Consumer Staples—0.1%
1,351	[1]	Medifast, Inc.	41,705
178		Nutri/System, Inc.	5,349
215	[1]	USANA, Inc.	26,800
		TOTAL	73,854
		Undesignated Energy—0.0%
160		Green Plains, Inc.	3,592
		Wireless Communications—0.0%
235		InterDigital, Inc.	12,707
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Wireless Communications—continued
144	[1]	Straight Path Communications, Inc.	$3,394
		TOTAL	16,101
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,907,483)	77,414,192
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.2%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,212
24,239		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	27,011
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	25,238
		TOTAL	352,461
		Credit Card—0.8%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 0.917%, 01/18/2022	351,225
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	250,031
300,000		Discover Card Master Trust I 2012—B3, B3, 0.637%, 05/15/2018	300,058
300,000	[2,3]	Penarth Master Issuer 2015-1A, A1,0.588%, 03/18/2019	299,797
		TOTAL	1,201,111
		Other—0.1%
100,000		Navient Student Loan Trust 2014-1, A2, 0.500%,03/27/2023	99,483
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,650,698)	1,653,055
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
		Commercial Mortgage—1.7%
916	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.356%, 3/25/2031	942
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B,3.732%, 4/10/2046	200,872
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	74,145
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	134,114
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.967%, 6/10/2046	205,740
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%,10/10/2047	208,237
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%,2/10/2048	302,765
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.618%,11/25/2045	202,821
2,836		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	3,101
5,373		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	5,974
Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$9,719		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	$10,960
12,623		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	14,002
178		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	181
2,380		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,497
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	106,096
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	145,632
9,413		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	10,568
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	110,181
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.073%,12/12/2049	54,253
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	104,247
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%,4/10/2046	152,035
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,881
300,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	308,488
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%,11/15/2047	153,550
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,521,798)	2,538,282
		CORPORATE BONDS—11.9%
		Basic Industry - Chemicals—0.1%
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,176
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	38,727
70,000		RPM International, Inc., 6.500%, 02/15/2018	77,265
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,557
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	23,964
		TOTAL	182,689
		Basic Industry - Metals & Mining—0.7%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	106,375
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	90,000
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	12,075
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	86,375
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	$102,660
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	61,166
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,305
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	18,298
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	99,851
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	95,632
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	150,300
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,849
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	181,711
		TOTAL	1,066,597
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,748
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,519
		TOTAL	31,267
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc, Series 144A, 5.2%, 8/15/2015	50,060
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	219,967
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,967
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,362
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	32,500
50,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,724
		TOTAL	386,580
		Capital Goods - Building Materials—0.0%
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	16,081
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	44,561
		Capital Goods - Diversified Manufacturing—0.3%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,823
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,413
60,000		Dover Corp., Note, 5.450%, 03/15/2018	65,968
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,269
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	197,797
80,000		Hubbell, Inc., 5.950%, 06/01/2018	89,139
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	54,949
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	$17,601
		TOTAL	489,959
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.5%, 9/15/2019	95,019
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	45,500
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,234
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,644
		TOTAL	66,378
		Communications - Cable & Satellite—0.2%
200,000	[2,3]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	200,455
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	101,214
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	35,314
		TOTAL	336,983
		Communications - Media & Entertainment—0.4%
75,000		21st Century Fox America, 8%, 10/17/2016	80,946
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	81,479
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,201
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,170
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,238
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	102,314
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,256
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,340
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	97,110
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	161,141
		TOTAL	657,195
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	102,232
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	52,647
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	103,071
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	100,515
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	31,052
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	93,997
		TOTAL	483,514
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.2%
$10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	$8,900
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	92,987
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,139
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	68,620
		TOTAL	363,646
		Consumer Cyclical - Automotive—0.5%
175,000		American Honda Finance Co, Series MTN, 0.455%, 7/14/2017	175,027
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	176,467
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,948
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	98,798
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,373
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,224
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,337
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.5%, 4/03/2018	67,489
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,454
		TOTAL	686,117
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	221,747
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	29,464
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,329
		TOTAL	80,793
		Consumer Cyclical - Retailers—0.4%
50,000		Advance Auto Parts, Inc., 4.5%, 12/01/2023	52,476
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.25%, 4/15/2025	242,642
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	11,003
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	35,669
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	311,747
		TOTAL	653,537
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,484
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	$12,254
		TOTAL	84,738
		Consumer Non-Cyclical - Food/Beverage—0.4%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	103,243
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	195,164
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	25,980
150,000		PepsiCo, Inc., 2.75%, 4/30/2025	144,591
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.8%, 9/01/2016	30,335
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	53,190
		TOTAL	552,503
		Consumer Non-Cyclical - Health Care—0.1%
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,216
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,564
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,379
		TOTAL	91,159
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,150
300,000		Eli Lilly & Co., 3.7%, 3/01/2045	279,253
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,374
		TOTAL	323,777
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,072
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	30,014
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	30,985
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	33,245
		TOTAL	94,244
		Energy - Independent—0.2%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,795
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	25,747
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	102,850
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	85,947
		TOTAL	248,339
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.3%
$30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	$31,987
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,079
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	73,553
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	106,914
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	75,730
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	46,673
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	52,804
		TOTAL	407,740
		Energy - Midstream—0.4%
100,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.05%, 3/15/2025	93,664
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	75,143
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,094
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	128,544
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	85,467
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,772
200,000		Williams Partners LP, 5.1%, 9/15/2045	174,929
40,000		Williams Partners LP, 5.250%, 03/15/2020	43,440
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,099
		TOTAL	662,152
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,611
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,652
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	50,091
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	14,483
		TOTAL	99,837
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,342
30,000		Valero Energy Corp., 7.500%, 04/15/2032	36,930
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,317
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	109,089
		TOTAL	169,678
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—2.8%
$74,000		American Express Co., 2.650%, 12/02/2022	$71,333
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,017
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	40,779
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,407
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5%, 5/13/2021	110,204
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,051
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,797
250,000		Branch Banking & Trust Co., Sub. Note, 3.8%, 10/30/2026	255,340
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.3%, 4/27/2025	242,744
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	20,845
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,379
30,000		Comerica, Inc., 3.8%, 7/22/2026	29,594
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,416
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	199,794
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	80,411
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,263
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	278,134
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,189
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	33,275
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	180,966
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,724
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	211,114
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,238
175,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	186,082
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	392,882
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.595%, 7/25/2017	248,959
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	68,503
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	188,778
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.1%, 5/22/2023	178,151
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,944
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	100,482
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/01/2018	33,017
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	77,707
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	$115,682
		TOTAL	4,136,201
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	86,857
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	40,293
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	143,427
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,673
		TOTAL	285,250
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital , Sr. Unsecd. Note, 3.1%, 1/09/2023	30,192
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	47,340
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	54,164
		TOTAL	101,504
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	203,706
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,869
25,000		American International Group, Inc., 4.5%, 7/16/2044	24,225
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,367
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	180,599
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,593
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,855
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	252,545
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/01/2045	236,240
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,383
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,852
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,023
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	169,346
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	59,743
		TOTAL	1,242,346
		Financial Institution - Insurance - P&C—0.3%
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,068
75,000		CNA Financial Corp., 6.500%, 08/15/2016	78,993
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	$35,557
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,296
100,000	[2,3]	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	98,394
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	100,127
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	50,812
		TOTAL	387,247
		Financial Institution - REIT - Apartment—0.0%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,520
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,773
		TOTAL	30,293
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,806
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	48,844
		TOTAL	94,650
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	49,957
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,148
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	62,634
		TOTAL	165,739
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	82,449
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,488
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	76,032
		TOTAL	208,969
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,666
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,793
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,328
		TOTAL	77,787
		Financial Institution - REITs—0.2%
240,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4%, 6/15/2025	238,195
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,642
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—0.4%
$15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	$14,729
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,562
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	28,718
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	116,617
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	61,677
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,964
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	98,062
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,474
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	21,029
30,000		Intel Corp., Sr. Unsecd. Note, 4.9%, 7/29/2045	30,974
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,246
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,167
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,721
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.5%, 6/15/2045	50,302
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,429
		TOTAL	575,671
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	137,584
		Transportation - Railroads—0.1%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	59,482
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	29,041
		TOTAL	88,523
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	98,867
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,715
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,922
		TOTAL	180,504
		Utility - Electric—0.4%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,784
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	80,396
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	103,046
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,017
9,600	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,985
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8%, 3/01/2032	35,127
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	$50,559
80,000	Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	87,860
25,000	PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	25,959
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	78,313
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	58,076
10,000	TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,195
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,789
	TOTAL	600,106
	Utility - Natural Gas—0.2%
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	24,290
100,000	Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	96,870
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	51,288
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	42,375
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	61,093
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	57,436
	TOTAL	333,352
	TOTAL CORPORATE BONDS (IDENTIFIED COST $17,097,564)	17,553,657
	MORTGAGE-BACKED SECURITY—0.0%
	Federal National Mortgage Association—0.0%
1,927	Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $1,998)	1,987
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
70,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	83,082
	U.S. TREASURY—1.2%
300,000	United States Treasury Note, 1.625%, 12/31/2019	302,470
285,000	United States Treasury Note, 2.125%, 5/15/2025	283,352
210,000	United States Treasury Note, 2.250%, 11/15/2024	211,283
65,630	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	60,841
360,131	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	389,251
420,204	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	414,991
Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURY—continued
$175,236	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	$170,536
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,863,499)	1,832,724
		EXCHANGE-TRADED FUNDS—12.1%
239,500		iShares Currency Hedged MSCI EAFE ETF	6,665,285
172,000		iShares MSCI EAFE ETF	11,142,160
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $18,318,114)	17,807,445
		INVESTMENT COMPANIES—19.2%[6]
33,683		Emerging Markets Fixed Income Core Fund	1,181,677
117,879		Federated Bank Loan Core Fund	1,192,938
1,325,624		Federated Mortgage Core Portfolio	13,163,446
5,521,116	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%	5,521,116
241,956		Federated Project and Trade Finance Core Fund	2,259,873
811,201		High Yield Bond Portfolio	5,110,565
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,986,855)	28,429,615
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $139,418,009)[8]	147,314,039
		OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	635,910
		TOTAL NET ASSETS—100%	$147,949,949
At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	60	$13,143,750	September 2015	$11,425
[1]United States Treasury Note 5-Year Short Futures	20	$2,396,875	September 2015	$(15,516)
[1]United States Treasury Note 10-Year Short Futures	35	$4,460,313	September 2015	$(47,097)
[1]United States Treasury Ultra Bond Short Futures	1	$159,531	September 2015	$(1,907)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(53,095)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $2,853,301, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $2,631,554, which represented 1.8% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $139,250,995.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$74,400,932	$—	$—	$74,400,932
International	3,013,260	—	—	3,013,260
Debt Securities:
Asset-Backed Securities	—	1,653,055	—	1,653,055
Collateralized Mortgage Obligations	—	2,538,282	—	2,538,282
Corporate Bonds	—	17,553,657	—	17,553,657
Mortgage-Backed Security	—	1,987	—	1,987
Municipal Bond	—	83,082	—	83,082
U.S. Treasury	—	1,832,724	—	1,832,724
Exchange-Traded Funds	17,807,445	—	—	17,807,445
Investment Companies[1]	5,521,116	22,908,499[2]	—	28,429,615
TOTAL SECURITIES	$100,742,753	$46,571,286	$—	$147,314,039
OTHER FINANCIAL INSTRUMENTS[3]	$(53,095)	$—	$—	$(53,095)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $19,618,362 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
REIT	—Real Estate Investment Trust
TIPS	—Treasury Inflation-Protected Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.07	$14.35	$12.20	$12.17	$10.86
Income From Investment Operations:
Net investment income	0.20[1]	0.17[1]	0.14[1]	0.17[1]	0.15[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.74	1.70	2.19	0.02	1.33
TOTAL FROM INVESTMENT OPERATIONS	0.94	1.87	2.33	0.19	1.48
Less Distributions:
Distributions from net investment income	(0.18)	(0.15)	(0.18)	(0.16)	(0.17)
Net Asset Value, End of Period	$16.83	$16.07	$14.35	$12.20	$12.17
Total Return[2]	5.89%	13.06%	19.28%	1.65%	13.67%
Ratios to Average Net Assets:
Net expenses	1.30%	1.30%	1.30%	1.30%	1.28%
Net investment income	1.21%	1.10%	1.10%	1.43%	1.27%
Expense waiver/reimbursement[3]	0.09%	0.10%	0.11%	0.28%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,555	$55,634	$50,340	$48,774	$57,358
Portfolio turnover	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.84	$14.16	$12.03	$11.99	$10.70
Income From Investment Operations:
Net investment income	0.07[1]	0.05[1]	0.04[1]	0.08[1]	0.06[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.74	1.67	2.16	0.03	1.31
TOTAL FROM INVESTMENT OPERATIONS	0.81	1.72	2.20	0.11	1.37
Less Distributions:
Distributions from net investment income	(0.06)	(0.04)	(0.07)	(0.07)	(0.08)
Net Asset Value, End of Period	$16.59	$15.84	$14.16	$12.03	$11.99
Total Return[2]	5.12%	12.14%	18.41%	0.93%	12.85%
Ratios to Average Net Assets:
Net expenses	2.05%	2.05%	2.05%	2.05%	2.04%
Net investment income	0.45%	0.34%	0.36%	0.68%	0.52%
Expense waiver/reimbursement[3]	0.06%	0.07%	0.08%	0.24%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,571	$34,522	$35,450	$34,193	$45,512
Portfolio turnover	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.05	$14.33	$12.17	$12.12	$10.83
Income From Investment Operations:
Net investment income	0.16[1]	0.13[1]	0.09[1]	0.11[1]	0.09[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.74	1.69	2.19	0.03	1.32
TOTAL FROM INVESTMENT OPERATIONS	0.90	1.82	2.28	0.14	1.41
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	(0.12)	(0.09)	(0.12)
Net Asset Value, End of Period	$16.80	$16.05	$14.33	$12.17	$12.12
Total Return[2]	5.61%	12.72%	18.84%	1.19%	13.08%
Ratios to Average Net Assets:
Net expenses	1.56%	1.57%	1.69%	1.80%	1.79%
Net investment income	0.96%	0.84%	0.70%	0.93%	0.77%
Expense waiver/reimbursement[3]	0.03%	0.05%	0.06%	0.22%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$532	$464	$417	$526	$665
Portfolio turnover	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.11	$14.39	$12.23	$12.21	$10.90
Income From Investment Operations:
Net investment income	0.24[1]	0.21[1]	0.18[1]	0.20[1]	0.18[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.74	1.69	2.19	0.02	1.34
TOTAL FROM INVESTMENT OPERATIONS	0.98	1.90	2.37	0.22	1.52
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.21)	(0.20)	(0.21)
Net Asset Value, End of Period	$16.87	$16.11	$14.39	$12.23	$12.21
Total Return[2]	6.13%	13.30%	19.63%	1.87%	13.99%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.46%	1.35%	1.35%	1.69%	1.52%
Expense waiver/reimbursement[3]	0.04%	0.06%	0.07%	0.23%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,291	$49,667	$46,365	$43,341	$47,473
Portfolio turnover	89%	34%	105%	149%	139%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at value including $28,429,615 of investment in affiliated holdings (Note 5) (identified cost $139,418,009)		$147,314,039
Restricted cash (Note 2)		37,190
Income receivable		298,148
Receivable for investments sold		933,585
Receivable for shares sold		118,307
TOTAL ASSETS		148,701,269
Liabilities:
Payable for investments purchased	$392,411
Payable for shares redeemed	124,800
Bank overdraft	1,250
Payable for daily variation margin	51,134
Payable for transfer agent fee (Note 2)	24,149
Payable for auditing fees	29,400
Payable for distribution services fee (Note 5)	20,222
Payable for other service fees (Notes 2 and 5)	49,126
Payable for share registration costs	35,840
Accrued expenses (Note 5)	22,988
TOTAL LIABILITIES		751,320
Net assets for 8,810,512 shares outstanding		$147,949,949
Net Assets Consist of:
Paid-in capital		$153,132,776
Net unrealized appreciation of investments and futures contracts		7,842,935
Accumulated net realized loss on investments and futures contracts		(14,128,840)
Undistributed net investment income		1,103,078
TOTAL NET ASSETS		$147,949,949
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($62,555,497 ÷ 3,717,603 shares outstanding), no par value, unlimited shares authorized	$16.83
Offering price per share (100/94.50 of $16.83)	$17.81
Redemption proceeds per share	$16.83
Class C Shares:
Net asset value per share ($31,571,239 ÷ 1,903,228 shares outstanding), no par value, unlimited shares authorized	$16.59
Offering price per share	$16.59
Redemption proceeds per share (99.00/100 of $16.59)	$16.42
Class R Shares:
Net asset value per share ($531,808 ÷ 31,649 shares outstanding), no par value, unlimited shares authorized	$16.80
Offering price per share	$16.80
Redemption proceeds per share	$16.80
Institutional Shares:
Net asset value per share ($53,291,405 ÷ 3,158,032 shares outstanding), no par value, unlimited shares authorized	$16.87
Offering price per share	$16.87
Redemption proceeds per share	$16.87
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Dividends (including $719,225 received from affiliated holdings (Note 5))		$2,696,470
Interest		873,304
Investment income allocated from affiliated partnership (Note 5)		56,956
TOTAL INCOME		3,626,730
Expenses:
Investment adviser fee (Note 5)	$1,082,860
Administrative fee (Note 5)	112,991
Custodian fees	25,386
Transfer agent fee (Note 2)	142,892
Directors'/Trustees' fees (Note 5)	2,444
Auditing fees	29,400
Legal fees	9,208
Portfolio accounting fees	110,524
Distribution services fee (Note 5)	244,589
Other service fees (Notes 2 and 5)	221,628
Share registration costs	57,753
Printing and postage	33,424
Miscellaneous (Note 5)	15,025
EXPENSES BEFORE ALLOCATION	2,088,124
Expenses allocated from affiliated partnership (Note 2)	659
TOTAL EXPENSES	2,088,783
Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(39,440)
Reimbursement of other operating expenses (Notes 2 and 5)	(54,371)
TOTAL WAIVER AND REIMBURSEMENTS		$(93,811)
Net expenses			$1,994,972
Net investment income			1,631,758
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $58,325 on sales of investments in affiliated holdings (Note 5))			18,865,443
Net realized loss on futures contracts			(76,931)
Net realized loss on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			(24,664)
Realized gain distribution from affiliated investment company shares (Note 5)			48,137
Net change in unrealized appreciation of investments			(12,381,711)
Net change in unrealized appreciation of futures contracts			(100,841)
Net realized and unrealized gain on investments and futures contracts			6,329,433
Change in net assets resulting from operations			$7,961,191
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,631,758	$1,365,702
Net realized gain on investments including allocations from partnership and futures contracts	18,811,985	8,248,465
Net change in unrealized appreciation/depreciation of investments and futures contracts	(12,482,552)	6,983,114
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,961,191	16,597,281
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(627,231)	(505,105)
Class C Shares	(120,251)	(91,490)
Class R Shares	(4,641)	(2,791)
Institutional Shares	(724,945)	(583,702)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,477,068)	(1,183,088)
Share Transactions:
Proceeds from sale of shares	27,367,111	15,880,319
Net asset value of shares issued to shareholders in payment of distributions declared	1,374,214	1,085,218
Cost of shares redeemed	(27,563,013)	(24,662,752)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,178,312	(7,697,215)
Change in net assets	7,662,435	7,716,978
Net Assets:
Beginning of period	140,287,514	132,570,536
End of period (including undistributed net investment income of $1,103,078 and $913,816, respectively)	$147,949,949	$140,287,514
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend
Annual Shareholder Report

income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$74,515	$(36,590)
Class C Shares	30,216	(10,360)
Class R Shares	299	—
Institutional Shares	37,862	(7,421)
TOTAL	$142,892	$(54,371)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$142,024
Class C Shares	79,604
TOTAL	$221,628
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,952,768 and $8,298,487, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$221,747
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$53,095*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(76,931)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(100,841)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	877,364	$14,585,649	643,550	$9,836,746
Shares issued to shareholders in payment of distributions declared	33,893	561,953	29,125	445,325
Shares redeemed	(656,048)	(10,848,975)	(717,458)	(10,905,514)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	255,209	$4,298,627	(44,783)	$(623,443)

Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	291,257	$4,780,270	218,934	$3,310,479
Shares issued to shareholders in payment of distributions declared	6,665	109,378	5,709	86,485
Shares redeemed	(573,519)	(9,319,128)	(549,307)	(8,354,126)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(275,597)	$(4,429,480)	(324,664)	$(4,957,162)

Year Ended July 31	2015		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5,140	$84,844	2,339	$35,057
Shares issued to shareholders in payment of distributions declared	276	4,573	182	2,791
Shares redeemed	(2,687)	(44,528)	(2,669)	(40,215)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,729	$44,889	(148)	$(2,367)

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	476,302	$7,916,348	175,356	$2,698,037
Shares issued to shareholders in payment of distributions declared	42,067	698,310	35,965	550,617
Shares redeemed	(442,803)	(7,350,382)	(350,470)	(5,362,897)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	75,566	$1,264,276	(139,149)	$(2,114,243)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	57,907	$1,178,312	(508,744)	$(7,697,215)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for allocated income from partnerships, fair fund settlements and short-term capital gain distributions from regulated investment companies.
For the year ended July 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,482)	$34,572	$(32,090)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income	$1,477,068	$1,183,088
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,103,078
Net unrealized appreciation	$8,063,044
Capital loss carryforwards	$(14,348,949)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydown losses, discount accretion/premium amortization on debt securities, defaulted securities and partnership investments.
At July 31, 2015, the cost of investments for federal tax purposes was $139,250,995. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,063,044. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,717,149 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,654,105.
At July 31, 2015, the Fund had a capital loss carryforward of $14,348,949 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$14,348,949	NA	$14,349,949
The Fund used capital loss carryforwards of $18,764,803 to offset capital gains realized during the year ended July 31, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $32,068 of its fee and voluntarily reimbursed $54,371 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2015, the Sub-Adviser earned a fee of $120,162.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$241,999
Class R Shares	2,590
TOTAL	$244,589
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC retained $29,255 of fees paid by the Fund. For the year ended July 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $22,055 in sales charges from the sale of Class A Shares. FSC also retained $3,102 of CDSC relating to redemptions of Class A Shares and $639 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2015, FSSC received $9,509 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2015, the Adviser reimbursed $7,372. Transactions involving the affiliated holdings during the year ended July 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2014	32,075	—	978,522	7,716,911	185,252	523,412	9,436,172
Purchases/ Additions	47,870	117,879	464,848	33,891,499	56,704	287,789	34,866,589
Sales/ Reductions	(46,262)	—	(117,746)	(36,087,294)	—	—	(36,251,302)
Balance of Shares Held 7/31/2015	33,683	117,879	1,325,624	5,521,116	241,956	811,201	8,051,459
Value	$1,181,677	$1,192,938	$13,163,446	$5,521,116	$2,259,873	$5,110,565	$28,429,615
Dividend Income/ Allocated Investment Income	$56,956	$6,860	$349,646	$5,167	$77,456	$280,096	$776,181
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(24,664)	$—	$—	$—	$—	$48,137	$23,473
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2015, were as follows:
Purchases	$120,647,375
Sales	$115,847,450
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2015, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2015, 92.17% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,033.80	$6.56
Class C Shares	$1,000	$1,029.80	$10.32
Class R Shares	$1,000	$1,032.60	$7.86
Institutional Shares	$1,000	$1,035.00	$5.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.51
Class C Shares	$1,000	$1,014.63	$10.24
Class R Shares	$1,000	$1,017.06	$7.80
Institutional Shares	$1,000	$1,019.59	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.56%
Institutional Shares	1.05%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
John F. Sherman Birth Date: August 28, 1967 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: October 2002	Principal Occupations: John F. Sherman has been the Fund's Portfolio Manager since October 2002. Mr. Sherman joined MDT Advisers Investment Team in 2000. He is Vice President of the Trust with respect to the Fund. Mr. Sherman is a member of the CFA Institute and the Boston Security Analysts Society. He received a B.S.B.A. from North Adams State College and an M.B.A. from Boston University Graduate School of Management.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). . He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Annual Shareholder Report

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Annual Shareholder Report

In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Annual Shareholder Report

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
37326 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Large Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2015, was 9.23% for Class A Shares, 8.44% for Class B Shares, 8.43% for Class C Shares and 9.55% for the Institutional Shares. The total return for the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 16.08% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 14.35% during the same period. The Fund's and MLGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R1000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 11.28% return on the Russell 3000® Index (R3000).3 Capitalization was not much of a differentiating factor in the last 12 months as smaller cap stocks4 did only slightly better than larger cap stocks. The highest returning stocks were microcaps, with the Russell Microcap® Index (RMICRO)5 returning 12.31%. The lowest returning stocks were midcaps, with the Russell Midcap® Index6 returning 10.69%. The one real differentiating characteristic in the last 12 months was style: growth stocks beat value stocks handily in all the capitalization ranges. The Russell 3000® Growth Index7 returned 16.37% while the Russell 3000® Value Index8 returned 6.23%, a spread of more than 10%. The widest spread was in the RMICRO, where the Russell Microcap® Growth Index9 returned 22.82% while the Russell Microcap® Value Index10 returned 4.63%. The narrowest spread was in the Russell Midcap® indexes, where the Russell Midcap® Growth Index11 returned 14.65% and the Russell Midcap® Value Index12 returned 6.64%.
The best performing sectors in the R1000G during the reporting period were Health Care (31.81%), Consumer Discretionary (24.91%) and Consumer Staples (22.89%). Underperforming sectors during the same period included Energy (-27.46%), Utilities (-3.26%), Telecom Services (-2.02%) and Materials (2.15%).
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1

STOCK SELECTION
When looking at the Fund from the point of view of fundamental characteristics, the most significant driver of Fund underperformance during the 12-month reporting period was the overweighting of large cap growth stocks with relatively high value and highly repeatable earnings. These stocks were not favored during this growth-oriented year in the market (see Market Overview). The next driver of underperformance was weak stock selection among stocks with improving earnings estimates but not highly repeatable earnings, with some of the weak stock selection offset by the Fund's underweight in this underperforming type of stock. The outperformance of the stocks in the Fund with improving earnings estimates provided a partial offset to the underperformance. The Fund's sector exposures continued to remain close to R1000G weights, but with a small overweight in Consumer Discretionary and an underweight in Information Technology. Favorable stock selection in the Energy sector was the most significant positive contribution to Fund performance. Poor stock selection in the Consumer Discretionary and Information Technology sectors detracted the most from Fund performance.
Individual stocks enhancing the Fund's performance during the reporting period included Kroger Company, Dr Pepper Snapple Group and Hasbro Bradley Incorporated.
Individual stocks detracting from the Fund's performance during the reporting period included Apple Incorporated, Amazon.com Incorporated and Home Depot Incorporated, which were all underweighted relative to the R1000G.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MLGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell Microcap® Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

6	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap® Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000® Growth Index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000® Value Index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. The Russell Microcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the microcap opportunity set. The Russell Microcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell Microcap® Value Index measures the performance of the micro-cap value segment of the U.S. equity universe. It includes those Russell Microcap® Index companies with higher price-to-book ratios and lower forecasted growth values. The Russell Microcap® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the micro-cap value market. The Russell Microcap Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
11	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
12	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. The Russell Midcap® Value Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2015, compared to the Russell 1000® Growth Index (R1000G)3 and the Morningstar Large Growth Funds Average (MLGFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2015
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	3.22%	14.56%	6.60%
Class B Shares[5]	2.94%	14.79%	6.60%
Class C Shares	7.43%	15.01%	6.41%
Institutional Shares	9.55%	16.17%	7.50%
R1000G	16.08%	17.75%	9.18%
MLGFA	14.35%	16.13%	8.07%
*	The Fund's start of performance date was September 15, 2005.

Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G has been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The start of performance date for the Fund was September 15, 2005. Class B Shares of the Fund were offered beginning March 29, 2007. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	7.2%
Computers—Low End	6.8%
Specialty Retailing	4.9%
Medical Supplies	4.0%
Software Packaged/Custom	3.6%
Auto Original Equipment Manufacturers	3.3%
Cable TV	3.2%
Internet Services	3.1%
Health Care Providers & Services	3.0%
Airline—Regional	2.9%
Grocery Chain	2.7%
Chemicals	2.6%
AT&T Divestiture	2.5%
Computers—High End	2.5%
Media	2.5%
Financial Services	2.1%
Soft Drinks	2.1%
Other Communications Equipment	2.0%
Oil Gas & Consumable Fuels	1.9%
Technology Hardware Storage & Peripherals	1.8%
Textiles Apparel & Luxury Goods	1.7%
Annual Shareholder Report
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Industry Composition	Percentage of Total Net Assets
Services to Medical Professionals	1.6%
Shipbuilding	1.6%
Semiconductor Manufacturing	1.4%
Truck Manufacturing	1.4%
Cosmetics & Toiletries	1.2%
Department Stores	1.2%
Life Insurance	1.2%
Multiline Retail	1.1%
Airline—National	1.0%
Other[2]	20.1%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2015
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.5%
8,035		Scotts Miracle-Gro Co.	$485,234
		Airline - National—1.0%
15,654	[1]	United Continental Holdings, Inc.	882,729
		Airline - Regional—2.9%
13,549		Alaska Air Group, Inc.	1,026,337
45,149		Southwest Airlines Co.	1,634,394
		TOTAL	2,660,731
		Airlines—0.5%
3,714		Delta Air Lines, Inc.	164,679
13,961	[1]	Jet Blue Airways Corp.	320,824
		TOTAL	485,503
		Apparel—0.2%
1,695		Carter's, Inc.	171,890
		AT&T Divestiture—2.5%
48,867		Verizon Communications, Inc.	2,286,487
		Auto Components—0.5%
14,600		Goodyear Tire & Rubber Co.	439,898
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	375,451
		Auto Original Equipment Manufacturers—3.3%
1,037	[1]	AutoZone, Inc.	726,875
1,185		Delphi Automotive PLC	92,525
3,467		Lear Corp.	360,811
7,779	[1]	O'Reilly Automotive, Inc.	1,869,371
		TOTAL	3,049,582
		Auto Rentals—0.1%
1,678	[1]	United Rentals, Inc.	112,409
		Baking—0.3%
12,348		Flowers Foods, Inc.	267,458
		Biotechnology—7.2%
13,619		Amgen, Inc.	2,404,979
291	[1]	Biogen, Inc.	92,765
20,190		Gilead Sciences, Inc.	2,379,594
905	[1]	Incyte Genomics, Inc.	94,373
5,900	[1]	Myriad Genetics, Inc.	201,308
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
5,432	[1]	Opko Health, Inc.	$88,922
2,440	[1]	Regeneron Pharmaceuticals, Inc.	1,350,930
		TOTAL	6,612,871
		Broadcasting—0.5%
2,500		CBS Corp., Class B	133,675
9,100	[1]	Discovery Communications, Inc.	300,482
		TOTAL	434,157
		Building Supply Stores—0.3%
2,582		Home Depot, Inc.	302,171
		Cable TV—3.2%
1,248	[1]	AMC Networks, Inc.	105,107
8,452		Comcast Corp., Class A	527,489
40,456		Viacom, Inc., Class B	2,305,992
		TOTAL	2,938,588
		Capital Markets—0.2%
4,000		Lazard Ltd., Class A	221,640
		Chemicals—2.6%
25,283		LyondellBasell Investment LLC	2,372,304
		Clothing Stores—0.9%
23,255		Gap (The), Inc.	848,342
		Commercial Banks—0.2%
1,302	[1]	SVB Financial Group	186,316
		Computer Services—0.7%
4,500		Global Payments, Inc.	504,405
2,483	[1]	Salesforce.com, Inc.	182,004
		TOTAL	686,409
		Computers - High End—2.5%
14,293		IBM Corp.	2,315,323
		Computers - Low End—6.8%
51,688		Apple, Inc.	6,269,754
		Construction & Engineering—0.3%
5,300		Chicago Bridge & Iron Co., N.V.	281,642
		Construction Machinery—0.3%
8,900		Joy Global, Inc.	235,049
		Cosmetics & Toiletries—1.2%
15,906		Avon Products, Inc.	90,187
5,600	[1]	Sally Beauty Holdings, Inc.	166,824
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—continued
4,870	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	$808,566
		TOTAL	1,065,577
		Defense Aerospace—0.9%
15,012	[1]	Spirit Aerosystems Holdings, Inc., Class A	845,176
		Defense Electronics—0.1%
1,600		Rockwell Collins, Inc.	135,392
		Department Stores—1.2%
2,873		Dillards, Inc., Class A	292,701
9,900		Target Corp.	810,315
		TOTAL	1,103,016
		Discount Department Stores—0.7%
9,435		Wal-Mart Stores, Inc.	679,131
		Diversified Consumer Services—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	104,455
		Diversified Tobacco—0.4%
7,300		Altria Group, Inc.	396,974
		Education & Training Services—0.1%
5,400	[1]	Apollo Group, Inc., Class A	69,174
		Electrical Equipment—0.2%
2,916		Smith (A.O.) Corp.	209,427
		Electronic Equipment Instruments & Components—0.3%
8,520		CDW Corp.	306,124
		Ethical Drugs—0.8%
3,541		Eli Lilly & Co.	299,250
2,476	[1]	United Therapeutics Corp.	419,335
		TOTAL	718,585
		Financial Services—2.1%
14,400	[1]	Ally Financial, Inc.	327,888
5,303		Ameriprise Financial, Inc.	666,428
44,090		Western Union Co.	892,382
		TOTAL	1,886,698
		Grocery Chain—2.7%
60,896		Kroger Co.	2,389,559
3,415		Whole Foods Market, Inc.	124,306
		TOTAL	2,513,865
		Health Care Equipment & Supplies—0.1%
1,153	[1]	Dexcom, Inc.	97,601
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—3.0%
5,000	[1]	HCA, Inc.	$465,050
19,170		UnitedHealth Group, Inc.	2,327,238
		TOTAL	2,792,288
		Home Building—0.2%
100	[1]	NVR, Inc.	149,004
		Home Products—0.7%
3,000		Spectrum Brands Holdings, Inc.	317,850
5,000		Tupperware Brands Corp.	292,350
		TOTAL	610,200
		Hotels and Motels—0.7%
1,627		Marriott International, Inc., Class A	118,136
6,200		Wyndham Worldwide Corp.	511,624
		TOTAL	629,760
		Industrial Machinery—0.1%
1,100		Valmont Industries, Inc.	122,353
		International Bank—0.2%
1,315	[1]	Signature Bank	191,451
		Internet Services—3.1%
2,527	[1]	Amazon.com, Inc.	1,354,851
2,312	[1]	Facebook, Inc.	217,351
16,209		IAC Interactive Corp.	1,252,308
		TOTAL	2,824,510
		IT Services—0.2%
5,700		Booz Allen Hamilton Holding Corp.	158,061
		Life Insurance—1.2%
12,000		Prudential Financial, Inc.	1,060,320
		Media—2.5%
5,571		Time Warner, Inc.	490,471
15,439		Walt Disney Co.	1,852,680
		TOTAL	2,343,151
		Medical Supplies—4.0%
16,210		AmerisourceBergen Corp.	1,714,207
474		Bard (C.R.), Inc.	93,212
10,864		Cardinal Health, Inc.	923,223
8,477	[1]	Hologic, Inc.	353,152
1,753		McKesson Corp.	386,659
3,400		Patterson Cos., Inc.	170,544
		TOTAL	3,640,997
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—0.4%
1,694	[1]	Edwards Lifesciences Corp.	$257,759
1,252		St. Jude Medical, Inc.	92,423
		TOTAL	350,182
		Multi-Industry Capital Goods—0.5%
1,630		Acuity Brands, Inc.	327,940
3,915	[1]	HD Supply, Inc.	140,157
		TOTAL	468,097
		Multi-Line Insurance—0.8%
18,000		Allied World Assurance Holdings Ltd.	760,680
		Multiline Retail—1.1%
14,060		Macy's, Inc.	970,984
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	103,293
		Office Equipment—0.6%
28,428		Pitney Bowes, Inc.	594,714
		Office Supplies—0.5%
6,959		Avery Dennison Corp.	423,455
		Oil Gas & Consumable Fuels—1.9%
31,152		Marathon Petroleum Corp.	1,703,080
		Oil Well Supply—0.2%
3,300	[1]	Cameron International Corp.	166,518
		Other Communications Equipment—2.0%
19,257		Skyworks Solutions, Inc.	1,842,317
		Paper Products—0.3%
5,200		International Paper Co.	248,924
		Personal & Household—0.2%
5,300		Nu Skin Enterprises, Inc., Class A	210,145
		Personal Loans—0.6%
2,260	[1]	Credit Acceptance Corp.	542,875
		Plastic Containers—0.4%
15,128	[1]	Owens-Illinois, Inc.	322,983
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	204,387
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	732,865
		Restaurants—0.0%
400		Darden Restaurants, Inc.	29,504
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—1.4%
2,000	[1]	IPG Photonics Corp.	$184,440
24,193		Intel Corp.	700,387
20,600	[1]	Micron Technology, Inc.	381,306
		TOTAL	1,266,133
		Services to Medical Professionals—1.6%
13,379	[1]	Express Scripts Holding Co.	1,205,046
3,531	[1]	MEDNAX. Inc.	298,864
		TOTAL	1,503,910
		Shipbuilding—1.6%
12,312		Huntington Ingalls Industries, Inc.	1,445,552
		Shoes—0.8%
3,800	[1]	Deckers Outdoor Corp.	276,944
3,066	[1]	Skechers USA, Inc., Class A	461,280
		TOTAL	738,224
		Soft Drinks—2.1%
19,594		Coca-Cola Enterprises, Inc.	1,000,861
11,830		Dr. Pepper Snapple Group, Inc.	949,003
		TOTAL	1,949,864
		Software Packaged/Custom—3.6%
35,613		CA, Inc.	1,037,585
2,643	[1]	Electronic Arts, Inc.	189,107
4,532	[1]	Fortinet, Inc.	216,358
2,779	[1]	Splunk, Inc.	194,363
45,405		Symantec Corp.	1,032,532
6,513	[1]	Tableau Software, Inc.	682,171
		TOTAL	3,352,116
		Specialty Retailing—4.9%
7,544	[1]	AutoNation, Inc.	470,293
4,766	[1]	Bed Bath & Beyond, Inc.	310,886
5,900		Big Lots, Inc.	254,762
11,054		CVS Health Corp.	1,243,244
2,259		Expedia, Inc.	274,333
4,516		GNC Holdings, Inc.	222,232
24,859		Lowe's Cos., Inc.	1,724,220
		TOTAL	4,499,970
		Technology Hardware Storage & Peripherals—1.8%
20,400		EMC Corp.	548,556
16,792		NetApp, Inc.	523,071
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
4,349	[1]	Teradata Corp.	$161,391
4,553		Western Digital Corp.	391,831
		TOTAL	1,624,849
		Textiles Apparel & Luxury Goods—1.7%
4,900	[1]	Fossil, Inc.	336,875
2,304	[1]	Michael Kors Holdings Ltd.	96,745
6,900		PVH Corp.	800,676
2,767		Ralph Lauren Corp.	348,338
		TOTAL	1,582,634
		Toys & Games—0.5%
2,543		Hasbro, Inc.	200,236
12,517		Mattel, Inc.	290,519
		TOTAL	490,755
		Truck Manufacturing—1.4%
3,000		Cummins, Inc.	388,590
13,312		PACCAR, Inc.	863,150
		TOTAL	1,251,740
		Undesignated Consumer Cyclicals—0.7%
7,400	[1]	Avis Budget Group, Inc.	321,382
6,300	[1]	Herbalife Ltd.	318,087
3,300		Weight Watchers International, Inc.	13,200
		TOTAL	652,669
		Uniforms—0.8%
8,225		Cintas Corp.	703,237
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,158,677)	90,311,884
		INVESTMENT COMPANY—2.0%
1,864,649	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	1,864,649
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $84,023,326)[4]	92,176,533
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(175,970)
		TOTAL NET ASSETS—100%	$92,000,563
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $84,015,306.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
14

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.15	$13.58	$10.59	$10.50	$8.45
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.03	0.04	(0.02)	(0.03)
Net realized and unrealized gain on investments	1.47	2.54	2.95	0.11	2.08
TOTAL FROM INVESTMENT OPERATIONS	1.49	2.57	2.99	0.09	2.05
Net Asset Value, End of Period	$17.64	$16.15	$13.58	$10.59	$10.50
Total Return[2]	9.23%	18.92%	28.23%	0.86%	24.26%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.13%	0.17%	0.34%	(0.23)%	(0.28)%
Expense waiver/reimbursement[3]	0.03%	0.11%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,033	$54,573	$49,018	$40,676	$44,762
Portfolio turnover	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.41	$13.05	$10.25	$10.24	$8.30
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	(0.05)	(0.10)	(0.10)
Net realized and unrealized gain on investments	1.41	2.45	2.85	0.11	2.04
TOTAL FROM INVESTMENT OPERATIONS	1.30	2.36	2.80	0.01	1.94
Net Asset Value, End of Period	$16.71	$15.41	$13.05	$10.25	$10.24
Total Return[2]	8.44%	18.08%	27.32%	0.10%	23.37%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.65)%	(0.59)%	(0.44)%	(0.98)%	(1.04)%
Expense waiver/reimbursement[3]	0.03%	0.11%	0.26%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,175	$10,519	$7,428	$4,932	$6,680
Portfolio turnover	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.07	$12.76	$10.03	$10.02	$8.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.08)	(0.05)	(0.09)	(0.10)
Net realized and unrealized gain on investments	1.37	2.39	2.78	0.10	2.00
TOTAL FROM INVESTMENT OPERATIONS	1.27	2.31	2.73	0.01	1.90
Net Asset Value, End of Period	$16.34	$15.07	$12.76	$10.03	$10.02
Total Return[2]	8.43%	18.10%	27.22%	0.10%	23.40%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.63)%	(0.59)%	(0.43)%	(0.98)%	(1.05)%
Expense waiver/reimbursement[3]	0.03%	0.11%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,904	$11,991	$9,830	$7,001	$7,564
Portfolio turnover	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.55	$13.88	$10.80	$10.68	$8.57
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.06	0.07	0.00[2]	(0.00)[2]
Net realized and unrealized gain on investments	1.51	2.61	3.01	0.12	2.11
TOTAL FROM INVESTMENT OPERATIONS	1.58	2.67	3.08	0.12	2.11
Net Asset Value, End of Period	$18.13	$16.55	$13.88	$10.80	$10.68
Total Return[3]	9.55%	19.24%	28.52%	1.12%	24.62%
Ratios to Average Net Assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.37%	0.40%	0.58%	0.02%	(0.05)%
Expense waiver/reimbursement[4]	0.03%	0.10%	0.27%	0.78%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,888	$7,502	$5,002	$3,774	$4,565
Portfolio turnover	91%	51%	135%	258%	208%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at value including $1,864,649 of investment in an affiliated holding (Note 5) (identified cost $84,023,326)		$92,176,533
Cash		12
Income receivable		52,638
Receivable for investments sold		1,039,808
Receivable for shares sold		14,442
TOTAL ASSETS		93,283,433
Liabilities:
Payable for investments purchased	$1,049,449
Payable for shares redeemed	78,208
Payable for transfer agent fee	30,379
Payable for distribution services fee (Note 5)	18,474
Payable for other service fees (Notes 2 and 5)	33,199
Payable for share registration costs	32,922
Accrued expenses (Note 5)	40,239
TOTAL LIABILITIES		1,282,870
Net assets for 5,312,177 shares outstanding		$92,000,563
Net Assets Consist of:
Paid-in capital		$74,408,080
Net unrealized appreciation of investments		8,153,207
Accumulated net realized gain on investments		9,500,990
Accumulated net investment income (loss)		(61,714)
TOTAL NET ASSETS		$92,000,563
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($55,033,252 ÷ 3,119,052 shares outstanding), no par value, unlimited shares authorized	$17.64
Offering price per share (100/94.50 of $17.64)	$18.67
Redemption proceeds per share	$17.64
Class B Shares:
Net asset value per share ($16,175,041 ÷ 968,256 shares outstanding), no par value, unlimited shares authorized	$16.71
Offering price per share	$16.71
Redemption proceeds per share (94.50/100 of $16.71)	$15.79
Class C Shares:
Net asset value per share ($12,904,274 ÷ 789,702 shares outstanding), no par value, unlimited shares authorized	$16.34
Offering price per share	$16.34
Redemption proceeds per share (99.00/100 of $16.34)	$16.18
Institutional Shares:
Net asset value per share ($7,887,996 ÷ 435,167 shares outstanding), no par value, unlimited shares authorized	$18.13
Offering price per share	$18.13
Redemption proceeds per share	$18.13
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Dividends (including $1,417 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $339)			$1,458,649
Expenses:
Investment adviser fee (Note 5)		$672,311
Administrative fee (Note 5)		70,152
Custodian fees		10,327
Transfer agent fee		191,764
Directors'/Trustees' fees (Note 5)		2,141
Auditing fees		23,800
Legal fees		9,087
Portfolio accounting fees		78,927
Distribution services fee (Note 5)		197,428
Other service fees (Notes 2 and 5)		203,211
Share registration costs		52,828
Printing and postage		30,326
Miscellaneous (Note 5)		11,561
TOTAL EXPENSES		1,553,863
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(28,313)
Reimbursement of other operating expenses (Notes 2 and 5)	(215)
TOTAL WAIVER AND REIMBURSEMENTS		(28,528)
Net expenses			1,525,335
Net investment income (loss)			(66,686)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			13,523,659
Net change in unrealized appreciation of investments			(5,876,894)
Net realized and unrealized gain on investments			7,646,765
Change in net assets resulting from operations			$7,580,079
See Notes which are an integral part of the Financial Statements
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22

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(66,686)	$1,199
Net realized gain on investments	13,523,659	9,927,275
Net change in unrealized appreciation/depreciation of investments	(5,876,894)	3,832,873
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,580,079	13,761,347
Share Transactions:
Proceeds from sale of shares	19,436,379	19,199,689
Cost of shares redeemed	(19,601,538)	(19,653,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(165,159)	(453,515)
Change in net assets	7,414,920	13,307,832
Net Assets:
Beginning of period	84,585,643	71,277,811
End of period (including accumulated net investment income (loss) of $(61,714) and $1,728, respectively)	$92,000,563	$84,585,643
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
24

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
25

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$137,402	$—
Class B Shares	33,663	(215)
Class C Shares	32,146	—
TOTAL	$203,211	$(215)
Annual Shareholder Report
26

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	437,475	$7,550,573	647,555	$9,705,466
Shares redeemed	(697,690)	(11,932,507)	(878,609)	(13,510,867)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(260,215)	$(4,381,934)	(231,054)	$(3,805,401)

Year Ended July 31	2015		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	435,608	$7,148,957	259,358	$3,740,207
Shares redeemed	(150,183)	(2,470,360)	(145,811)	(2,107,202)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	285,425	$4,678,597	113,547	$1,633,005
Annual Shareholder Report
27

Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	195,222	$3,120,016	220,874	$3,158,663
Shares redeemed	(201,285)	(3,220,353)	(195,227)	(2,816,945)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(6,063)	$(100,337)	25,647	$341,718

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	93,199	$1,616,833	170,790	$2,595,353
Shares redeemed	(111,365)	(1,978,318)	(77,873)	(1,218,190)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(18,166)	$(361,485)	92,917	$1,377,163
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	981	$(165,159)	1,057	$(453,515)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for litigation payments, partnership investments and returns of capital.
For the year ended July 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,318)	$3,244	$1,074
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed long-term capital gains	$9,492,970
Net unrealized appreciation	$8,161,227
Capital loss carryforwards and deferrals	$(61,714)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnership investments.
At July 31, 2015, the cost of investments for federal tax purposes was $84,015,306. The net unrealized appreciation of investments for federal tax purposes was $8,161,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,720,050 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,558,823.
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The Fund used capital loss carryforwards of $4,024,875 to offset capital gains realized during the year ended July 31, 2015.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2015, for federal income tax purposes, a late year ordinary loss of $61,714 were deferred to August 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $26,314 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$100,990
Class C Shares	96,438
TOTAL	$197,428
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC retained $67,806 of fees paid by the Fund. For the year ended July 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $5,283 in sales charges from the sale of Class A Shares. FSC also retained $17,417 of CDSC relating to redemptions of Class B Shares and $548 relating to redemption of Class C Shares.
Other Service Fees
For the year ended July 31, 2015, FSSC received $28,766 and reimbursed $215 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2015, the Adviser reimbursed $1,999. Transactions involving the affiliated holding during the year ended July 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	1,586,489
Purchases/Additions	15,748,544
Sales/Reductions	(15,470,384)
Balance of Shares Held 7/31/2015	1,864,649
Value	$1,864,649
Dividend Income	$1,417
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2015, were as follows:
Purchases	$80,145,040
Sales	$80,500,128
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.20	$7.60
Class B Shares	$1,000	$1,039.80	$11.38
Class C Shares	$1,000	$1,039.40	$11.38
Institutional Shares	$1,000	$1,045.00	$6.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class B Shares	$1,000	$1,013.64	$11.23
Class C Shares	$1,000	$1,013.64	$11.23
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2015, was 10.22% for Class A Shares, 9.41% for Class C Shares and 10.48% for Institutional Shares. The total return for the Russell 2000® Index (R2000),1 the Fund's broad-based securities market index, was 12.03% for the same period. The total return of the Morningstar Small Blend Funds Average (MSBFA),2 a peer group average for the Fund, was 7.70% during the same period. The Fund's and MSBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 11.28% return on the Russell 3000® Index.3 Capitalization was not much of a differentiating factor in the last 12 months as smaller cap stocks4 did only slightly better than larger cap stocks. The highest returning stocks were microcaps, with the Russell Microcap® Index (RMICRO)5 returning 12.31%. The lowest returning stocks were midcaps, with the Russell Midcap® Index6 returning 10.69%. The one real differentiating characteristic in the last 12 months was style: growth stocks beat value stocks handily in all the capitalization ranges. The Russell 3000® Growth Index7 returned 16.37% while the Russell 3000® Value Index8 returned 6.23%, a spread of more than 10%. The widest spread was in the RMICRO, where the Russell Microcap® Growth Index9 returned 22.82% while the Russell Microcap® Value Index10 returned 4.63%. The narrowest spread was in the Russell Midcap® indexes, where the Russell Midcap® Growth Index11 returned 14.65% and the Russell Midcap® Value Index12 returned 6.64%.
The best performing sectors in the R2000 during the reporting period were Health Care (47.39%), Information Technology (17.48%) and Consumer Discretionary (16.41%). Underperforming sectors during the same period included Energy (-51.60%), Materials (-13.25%), Telecommunication Services (1.65%) and Industrials (3.25%).
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STOCK SELECTION
When looking at the Fund from the point of view of fundamental characteristics, the underperformance during the 12-month reporting period was driven primarily by poor stock selection among stocks with high value and highly repeatable earnings. These strong value stocks underperformed in this growth-oriented market (see Market Overview). Unfavorable stock selection among stocks with high value and moderate analyst conviction, and stocks without either improving earnings or high value (these stocks are held primarily for their favorable risk characteristics) also contributed negatively to performance. Overweighting stocks with strong growth characteristics, including high analyst conviction and improving earnings estimates, provided a favorable offset to the underperformance. The Fund's sector exposures continued to remain close to R2000 weights, but with small underweights in the Financials, Health Care, and Utilities sectors. Strong stock selection in the Financials and Industrials contributed positively to Fund performance. Negative contributions to performance came from weak stock selection and an underweight in the outperforming Health Care sector, followed by unfavorable stock selection in the Consumer Discretionary sector.
Individual stocks enhancing the Fund's performance during the reporting period included Skechers USA Incorporated, Anacor Pharmaceuticals and Ambarella Incorporated.
Individual stocks detracting from the Fund's performance during the reporting period included Weight Watchers International, Century Aluminum Company and Gulfmark Offshore Incorporated.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSBFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell Microcap® Index is unmanaged, and it is not possible to invest directly in an index.
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6	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap® Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000® Growth Index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000® Value Index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. The Russell Microcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the microcap opportunity set. The Russell Microcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell Microcap® Value Index measures the performance of the micro-cap value segment of the U.S. equity universe. It includes those Russell Microcap® Index companies with higher price-to-book ratios and lower forecasted growth values. The Russell Microcap® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the micro-cap value market. The Russell Microcap Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
11	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
12	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. The Russell Midcap® Value Index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 from September 15, 2005 (start of performance) to July 31, 2015, compared to the Russell 2000® Index (R2000)3 and the Morningstar Small Blend Funds Average (MSBFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of July 31, 2015
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple shares classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Periods Ended 7/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	4.14%	15.76%	5.30%
Class C Shares	8.41%	16.21%	5.12%
Institutional Shares	10.48%	17.37%	6.14%
R2000	12.03%	15.27%	7.61%
MSBFA	7.70%	14.07%	7.12%
*	The Fund's start of performance date was September 15, 2005.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000 and MSBFA have been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to MDT Small Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The R2000 measures the performance of the small-cap segment of the U.S. equity universe. The R2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The R2000 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	6.8%
Biotechnology	4.5%
Savings & Loan	3.4%
Software Packaged/Custom	3.4%
Financial Services	3.1%
Specialty Retailing	2.9%
Airline - National	2.7%
Property Liability Insurance	2.4%
Medical Technology	2.1%
Personal Loans	2.0%
Telecommunication Equipment & Services	1.9%
Office Supplies	1.8%
Apparel	1.7%
Oil Service, Explore & Drill	1.7%
Education & Training Services	1.6%
Computer Stores	1.6%
Construction & Engineering	1.6%
Specialty Chemicals	1.6%
Aluminum	1.5%
Computer Services	1.5%
Poultry Products	1.5%
Auto Original Equipment Manufacturers	1.4%
Diversified Leisure	1.4%
Services to Medical Professionals	1.4%
Health Care Equipment & Supplies	1.3%
Home Health Care	1.3%
Internet Services	1.3%
Restaurants	1.3%
Undesignated Consumer Cyclicals	1.3%
Cellular Communications	1.2%
Commercial Services	1.2%
Miscellaneous Communications	1.2%
Multi-Line Insurance	1.2%
Undesignated Consumer Staples	1.1%
Semiconductor Manufacturing Equipment	1.1%
Personnel Agency	1.0%
Other[2]	28.1%
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Industry Composition	Percentage of Total Net Assets
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2015
Shares			Value
		COMMON STOCKS—98.1%
		Accident & Health Insurance—0.4%
5,054	[1]	Triple-S Management Corp., Class B	$109,065
		Airline - National—2.7%
8,473	[1]	Atlas Air Worldwide Holdings, Inc.	416,448
17,459	[1]	Jet Blue Airways Corp.	401,208
		TOTAL	817,656
		Airline - Regional—0.6%
7,882	[1]	Hawaiian Holdings, Inc.	171,197
		Aluminum—1.5%
48,874	[1]	Century Aluminum Co.	455,506
		Apparel—1.7%
14,615	[1]	Express, Inc.	278,269
4,971	[1]	Iconix Brand Group, Inc.	108,020
5,854	[1]	Perry Ellis International, Inc.	141,023
		TOTAL	527,312
		Auto Original Equipment Manufacturers—1.4%
9,338	[1]	American Axle & Manufacturing Holdings, Inc.	186,573
14,000	[1]	Meritor, Inc.	197,120
502		Strattec Security Corp.	35,286
		TOTAL	418,979
		Biotechnology—4.5%
8,738	[1]	Affymetrix, Inc.	95,768
3,154	[1]	Air Methods Corp.	124,236
1,987	[1]	Anacor Pharmaceuticals, Inc.	296,441
3,894	[1]	Cambrex Corp.	191,780
1,151	[1]	Isis Pharmaceuticals, Inc.	63,224
5,399	[1]	Merrimack Pharmaceuticals, Inc.	54,530
11,250	[1]	Opko Health, Inc.	184,163
3,400	[1]	Osiris Therapeutics, Inc.	72,522
32,950		PDL BioPharma, Inc.	191,769
3,335	[1]	Repligen Corp.	116,758
		TOTAL	1,391,191
		Building Materials—0.8%
5,543	[1]	U.S. Concrete, Inc.	234,635
		Cellular Communications—1.2%
38,195	[1]	Intelsat (Luxembourg) S.A., ADR	363,234
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Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—0.7%
12,338		American Eagle Outfitters, Inc.	$218,999
		Cogeneration—0.2%
2,910	[1]	Headwaters, Inc.	55,319
		Commercial Banks—0.1%
1,200		First Financial Corp.	39,816
		Commercial Services—1.2%
11,627		Convergys Corp.	291,954
6,271	[1]	Lifelock, Inc.	49,666
471	[1]	Parexel International Corp.	32,480
		TOTAL	374,100
		Commodity Chemicals—0.2%
1,686		Innospec, Inc.	72,920
		Communications Equipment—0.6%
7,875	[1]	Infinera Corp.	188,528
		Computer Networking—0.1%
2,151		Black Box Corp.	33,685
		Computer Services—1.5%
2,162	[1]	CACI International, Inc., Class A	177,565
4,244	[1]	Manhattan Associates, Inc.	275,096
		TOTAL	452,661
		Computer Stores—1.6%
2,845	[1]	Insight Enterprises, Inc.	76,787
6,869	[1]	PC Connections, Inc.	152,423
4,383	[1]	Tech Data Corp.	255,660
		TOTAL	484,870
		Construction & Engineering—1.6%
3,500	[1]	Aegion Corp.	69,195
6,420	[1]	Dycom Industries, Inc.	424,105
		TOTAL	493,300
		Contracting—0.4%
4,065		Comfort Systems USA, Inc.	112,357
		Cosmetics & Toiletries—0.7%
2,285	[1]	Helen of Troy Ltd.	200,577
		Crude Oil & Gas Production—0.2%
12,526	[1]	Bill Barrett Corp.	71,148
		Dairy Products—0.6%
3,203		Cal-Maine Foods, Inc.	173,474
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—0.7%
2,818	[1]	Ducommun, Inc.	$67,491
4,822	[1]	Taser International, Inc.	131,255
		TOTAL	198,746
		Diversified Leisure—1.4%
14,311	[1]	Isle of Capri Casinos, Inc.	261,033
4,328	[1]	Pinnacle Entertainment, Inc.	166,628
		TOTAL	427,661
		Education & Training Services—1.6%
27,625	[1]	Apollo Group, Inc., Class A	353,876
2,698	[1]	Strayer Education, Inc.	150,036
		TOTAL	503,912
		Electric & Electronic Original Equipment Manufacturers—0.8%
8,551		General Cable Corp.	139,552
3,300	[1]	MYR Group, Inc.	99,132
		TOTAL	238,684
		Electric Utility—0.2%
1,132		Idacorp, Inc.	70,309
		Electronic Equipment Instruments & Components—0.4%
5,916	[1]	Sanmina Corp.	130,566
		Electronic Test/Measuring Equipment—0.3%
9,655		Cohu, Inc.	95,681
		Electronics Stores—0.4%
2,431	[1]	REX American Resources Corp.	125,537
		Ethical Drugs—0.1%
4,601	[1]	SciClone Pharmaceuticals, Inc.	41,915
		Financial Services—3.1%
1,400	[1]	America's Car-Mart, Inc.	64,764
1,500	[1]	CRA International, Inc.	35,010
5,359		Deluxe Corp.	345,280
3,600		Fidelity Southern Corp.	69,984
2,736		Janus Capital Group, Inc.	44,816
9,058		MainSource Financial Group, Inc.	198,279
7,403		WisdomTree Investments, Inc.	184,335
		TOTAL	942,468
		Food Wholesaling—0.4%
13,753	[1]	SUPERVALU, Inc.	126,803
		Furniture—0.5%
5,700	[1]	Select Comfort Corp.	148,428
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—0.3%
1,528	[1]	Lannett Co., Inc.	$91,069
		Grocery Chain—0.8%
5,191		Ingles Markets, Inc., Class A	240,239
		Health Care—0.2%
10,800	[1]	Radnet, Inc.	72,252
		Health Care Equipment & Supplies—1.3%
5,544	[1]	Inogen, Inc.	246,486
4,000	[1]	Merit Medical Systems, Inc.	102,240
1,052	[1]	Zeltiq Aesthetics, Inc.	36,136
		TOTAL	384,862
		Home Building—0.4%
4,096		M.D.C. Holdings, Inc.	122,307
		Home Health Care—1.3%
5,041	[1]	Amedisys, Inc.	219,939
4,459	[1]	LHC Group, Inc.	179,653
		TOTAL	399,592
		Hotels Restaurants & Leisure—0.7%
9,323	[1]	Boyd Gaming Corp.	159,330
767		Marriott Vacations Worldwide Corp.	64,121
		TOTAL	223,451
		Industrial Machinery—0.7%
5,906		Actuant Corp.	136,192
11,100	[1]	Blount International, Inc.	92,796
		TOTAL	228,988
		Insurance—0.5%
5,500		Fidelity & Guaranty Life	143,165
		Insurance Brokerage—0.2%
757		AmTrust Financial Services, Inc.	52,619
		International Bank—0.3%
2,800		Preferred Bank Los Angeles, CA	88,256
		Internet Services—1.3%
4,137	[1]	DHI Group, Inc.	32,972
21,830		EarthLink Network, Inc.	160,232
8,842	[1]	Web.com Group, Inc.	220,077
		TOTAL	413,281
		Internet Software & Services—0.7%
2,832	[1]	LogMeIn, Inc.	208,379
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Jewelry Stores—0.3%
4,029		Movado Group, Inc.	$102,055
		Life Insurance—0.7%
5,802		American Equity Investment Life Holding Co.	171,391
2,181		Symetra Financial Corp.	54,612
		TOTAL	226,003
		Machinery—0.4%
3,800		Douglas Dynamics, Inc.	77,976
860		Hyster-Yale Materials Handling, Inc.	58,196
		TOTAL	136,172
		Medical Supplies—0.3%
5,200		PetMed Express, Inc.	87,620
		Medical Technology—2.1%
3,072	[1]	Abiomed, Inc.	237,957
2,548	[1]	Integra Lifesciences Corp.	163,403
5,210	[1]	Natus Medical, Inc.	235,284
		TOTAL	636,644
		Metals & Mining—0.7%
70,544	[1]	Cloud Peak Energy, Inc.	224,330
		Mini-Mill Producer—0.6%
12,781		Commercial Metals Corp.	196,955
		Miscellaneous Communications—1.2%
13,123		West Corp.	378,599
		Miscellaneous Components—0.6%
6,000	[1]	Amkor Technology, Inc.	26,460
16,500	[1]	Qlogic Corp.	146,355
		TOTAL	172,815
		Multi-Line Insurance—1.2%
9,946		CNO Financial Group, Inc.	177,437
1,358		FBL Financial Group, Inc., Class A	77,419
4,870		Maiden Holdings Ltd.	80,550
412	[1]	Navigators Group, Inc.	32,210
		TOTAL	367,616
		Office Furniture—0.9%
2,311		HNI Corp.	114,602
6,740		Knoll, Inc.	163,108
		TOTAL	277,710
		Office Supplies—1.8%
20,158	[1]	Acco Brands Corp.	164,892
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—continued
19,720		Ennis Business Forms, Inc.	$330,902
1,260		Essendant, Inc.	46,393
		TOTAL	542,187
		Oil Refiner—0.5%
2,331		Delek US Holdings, Inc.	83,147
1,437		Western Refining, Inc.	63,458
		TOTAL	146,605
		Oil Service, Explore & Drill—1.7%
44,273		Gulfmark Offshore, Inc.	417,052
29,879	[1]	Pioneer Energy Services Corp.	109,357
5,100	[1]	Willbros. Group, Inc.	4,131
		TOTAL	530,540
		Other Communications Equipment—0.4%
3,940	[1]	Netgear, Inc.	131,951
		Other Tobacco Products—0.7%
5,375		Schweitzer-Mauduit International, Inc.	213,388
		Paper Products—0.2%
3,400	[1]	Xerium Technologies, Inc.	57,698
		Personal Loans—2.0%
3,300		Cash America International, Inc.	91,509
1,228	[1]	Credit Acceptance Corp.	294,978
4,369	[1]	World Acceptance Corp.	237,761
		TOTAL	624,248
		Personnel Agency—1.0%
7,591	[1]	AMN Healthcare Services, Inc.	223,403
1,387		Maximus, Inc.	94,607
		TOTAL	318,010
		Pharmaceuticals—0.6%
8,614	[1]	Sucampo Pharmaceuticals, Inc., Class A	187,699
		Poultry Products—1.5%
3,200		Pilgrim's Pride Corp.	69,248
5,300		Sanderson Farms, Inc.	381,653
		TOTAL	450,901
		Printed Circuit Boards—0.6%
17,637	[1]	Sigma Designs, Inc.	182,896
		Professional Services—0.3%
1,773		Insperity, Inc.	89,146
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—2.4%
3,791		HCI Group, Inc.	$170,140
6,200		Selective Insurance Group, Inc.	191,022
13,206		Universal Insurance Holdings, Inc.	362,109
		TOTAL	723,271
		Railroad—0.3%
1,827		Greenbrier Cos., Inc.	83,585
		Recreational Goods—0.6%
8,039	[1]	Nautilus, Inc.	169,864
		Regional Banks—6.8%
2,040		Arrow Financial Corp.	56,182
6,156		Enterprise Financial Services Corp.	148,544
2,099		Financial Institutions, Inc.	51,509
11,292	[1]	First BanCorp	48,668
600		First Business Financial Services, Inc.	26,250
4,400		First Interstate BancSystem, Inc., Class A	122,012
2,772		First Merchants Corp.	72,155
4,100		FirstMerit Corp.	76,834
3,863		Flushing Financial Corp.	80,196
4,674		Great Southern Bancorp, Inc.	193,971
5,168		Hancock Holding Co.	151,009
8,594		Heartland Financial USA, Inc.	323,822
3,676		Metro Bancorp, Inc.	89,952
4,200		MidSouth Bancorp, Inc.	58,590
21,472		OFG Bancorp.	173,064
2,981		Sandy Spring Bancorp, Inc.	81,501
3,426		United Community Banks, Inc.	71,501
4,559		Wintrust Financial Corp.	245,821
		TOTAL	2,071,581
		Restaurants—1.3%
1,284		Cracker Barrel Old Country Store, Inc.	195,027
575		Jack in the Box, Inc.	54,625
1,411		Papa Johns International, Inc.	106,615
1,632		Sonic Corp.	48,503
		TOTAL	404,770
		Rubber—0.7%
6,083		Cooper Tire & Rubber Co.	200,313
		Savings & Loan—3.4%
8,836		Berkshire Hills Bancorp, Inc.	257,128
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
6,699		First Defiance Financial Corp.	$257,576
6,448		Provident Financial Holdings, Inc.	103,748
8,694		WSFS Financial Corp.	249,605
7,095		Washington Federal, Inc.	165,172
		TOTAL	1,033,229
		Securities Brokerage—0.5%
7,246		Investment Technology Group, Inc.	147,456
		Semiconductor Manufacturing—0.2%
3,567	[1]	Integrated Device Technology, Inc.	68,165
		Semiconductor Manufacturing Equipment—1.1%
8,410		Mentor Graphics Corp.	219,417
3,488		Tessera Technologies, Inc.	120,894
		TOTAL	340,311
		Semiconductors & Semiconductor Equipment—0.8%
2,223	[1]	Ambarella, Inc.	257,579
		Services to Medical Professionals—1.4%
4,187	[1]	MedAssets, Inc.	97,557
3,050	[1]	Molina Healthcare, Inc.	230,061
1,670	[1]	Team Health Holdings, Inc.	112,575
		TOTAL	440,193
		Shoes—0.7%
1,460	[1]	Skechers USA, Inc., Class A	219,657
		Soft Drinks—0.4%
800		Coca-Cola Bottling Co.	129,600
		Software Packaged/Custom—3.4%
1,738	[1]	Barracuda Networks, Inc.	47,691
10,512		CSG Systems International, Inc.	326,923
7,185		Ebix, Inc.	222,663
2,656	[1]	Ellie Mae, Inc.	208,363
1,585	[1]	ePlus, Inc.	121,902
3,736	[1]	Infoblox, Inc.	87,796
386		Marketaxess Holdings, Inc.	37,751
		TOTAL	1,053,089
		Specialty Chemicals—1.6%
1,132		Chemed Corp.	168,056
4,265	[1]	Kraton Performance Polymers, Inc.	87,518
9,508	[1]	Trinseo SA	231,615
		TOTAL	487,189
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Specialty Machinery—0.5%
4,687	[1]	Stratasys, Inc.	$144,032
		Specialty Retailing—2.9%
1,808	[1]	Asbury Automotive Group, Inc.	159,647
3,035	[1]	Barnes & Noble, Inc.	79,790
7,920	[1]	Build-A-Bear Workshop, Inc.	138,204
5,027		Outerwall, Inc.	356,012
3,200		Stage Stores, Inc.	56,320
1,500	[1]	Stamps.com, Inc.	102,900
		TOTAL	892,873
		Telecommunication Equipment & Services—1.9%
11,018	[1]	NeuStar, Inc., Class A	340,126
22,255	[1]	Polycom, Inc.	253,262
		TOTAL	593,388
		Telephone Utility—0.4%
21,109	[1]	Vonage Holdings Corp.	134,887
		Thrifts & Mortgage Finance—0.2%
6,380	[1]	MGIC Investment Corp.	70,627
		Truck Manufacturing—0.6%
14,288	[1]	Wabash National Corp.	196,317
		Undesignated Consumer Cyclicals—1.3%
2,012		DeVry Education Group, Inc.	61,125
83,908		Weight Watchers International, Inc.	335,632
		TOTAL	396,757
		Undesignated Consumer Staples—1.1%
7,497	[1]	Medifast, Inc.	231,433
822	[1]	USANA, Inc.	102,462
		TOTAL	333,895
		Wireless Communications—0.2%
886		InterDigital, Inc.	47,906
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,689,244)	30,102,021
		INVESTMENT COMPANY—2.0%
630,062	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	630,062
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $30,319,306)[4]	30,732,083
		OTHER ASSETS AND LIABILITIES - NET— (0.1)%[5]	(37,211)
		TOTAL NET ASSETS—100%	$30,694,872
Annual Shareholder Report
16

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $30,444,169.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.07	$13.70	$9.52	$9.88	$7.55
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.12)[1]	(0.01)[1]	(0.06)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	1.57	1.49	4.19	(0.30)	2.42
TOTAL FROM INVESTMENT OPERATIONS	1.52	1.37	4.18	(0.36)	2.33
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—
Net Asset Value, End of Period	$15.66	$15.07	$13.70	$9.52	$9.88
Total Return[2]	10.22%	10.00%	43.91%	(3.64)%	30.86%
Ratios to Average Net Assets:
Net expenses	1.48%	1.70%	1.70%	1.71%	1.75%
Net investment income (loss)	(0.35)%	(0.77)%	(0.05)%	(0.65)%	(0.96)%
Expense waiver/reimbursement[3]	0.76%	0.52%	1.09%	4.24%	3.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,160	$5,346	$3,694	$2,550	$3,469
Portfolio turnover	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.10	$12.91	$9.04	$9.45	$7.28
Income From Investment Operations:
Net investment income (loss)	(0.16)[1]	(0.21)[1]	(0.09)[1]	(0.12)[1]	(0.15)[1]
Net realized and unrealized gain (loss) on investments	1.47	1.40	3.96	(0.29)	2.32
TOTAL FROM INVESTMENT OPERATIONS	1.31	1.19	3.87	(0.41)	2.17
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—
Net Asset Value, End of Period	$14.48	$14.10	$12.91	$9.04	$9.45
Total Return[2]	9.41%	9.22%	42.81%	(4.34)%	29.81%
Ratios to Average Net Assets:
Net expenses	2.28%	2.45%	2.45%	2.46%	2.50%
Net investment income (loss)	(1.11)%	(1.50)%	(0.81)%	(1.41)%	(1.70)%
Expense waiver/reimbursement[3]	0.72%	0.54%	1.11%	4.24%	3.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,031	$3,338	$2,636	$2,358	$2,978
Portfolio turnover	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.38	$13.94	$9.67	$10.00	$7.63
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.08)[1]	0.03[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	1.61	1.52	4.24	(0.29)	2.43
TOTAL FROM INVESTMENT OPERATIONS	1.59	1.44	4.27	(0.33)	2.37
Less Distributions:
Distributions from net realized gain on investments	(0.93)	—	—	—	—
Net Asset Value, End of Period	$16.04	$15.38	$13.94	$9.67	$10.00
Total Return[2]	10.48%	10.33%	44.16%	(3.30)%	31.06%
Ratios to Average Net Assets:
Net expenses	1.26%	1.45%	1.45%	1.46%	1.50%
Net investment income (loss)	(0.11)%	(0.51)%	0.23%	(0.44)%	(0.71)%
Expense waiver/reimbursement[3]	0.74%	0.52%	1.10%	3.77%	3.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,504	$21,486	$14,084	$11,650	$4,836
Portfolio turnover	166%	174%	184%	200%	210%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at value including $630,062 of investment in an affiliated holding (Note 5) (identified cost $30,319,306)		$30,732,083
Income receivable		14,622
Receivable for investments sold		571,481
Receivable for shares sold		53,782
TOTAL ASSETS		31,371,968
Liabilities:
Payable for investments purchased	$587,090
Payable for shares redeemed	8,169
Payable for auditing fees	23,800
Payable for distribution services fee (Note 5)	1,913
Payable for other service fees (Notes 2 and 5)	5,069
Payable for share registration costs	31,083
Accrued expenses (Note 5)	19,972
TOTAL LIABILITIES		677,096
Net assets for 1,944,624 shares outstanding		$30,694,872
Net Assets Consist of:
Paid-in capital		$30,685,288
Net unrealized appreciation of investments		412,777
Accumulated net realized loss on investments		(403,193)
TOTAL NET ASSETS		$30,694,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($7,160,282 ÷ 457,227 shares outstanding), no par value, unlimited shares authorized		$15.66
Offering price per share (100/94.50 of $15.66)		$16.57
Redemption proceeds per share		$15.66
Class C Shares:
Net asset value per share ($3,030,779 ÷ 209,317 shares outstanding), no par value, unlimited shares authorized		$14.48
Offering price per share		$14.48
Redemption proceeds per share (99.00/100 of $14.48)		$14.34
Institutional Shares:
Net asset value per share ($20,503,811 ÷ 1,278,080 shares outstanding), no par value, unlimited shares authorized		$16.04
Offering price per share		$16.04
Redemption proceeds per share		$16.04
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Dividends (including $468 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $339)		$343,565
Expenses:
Investment adviser fee (Note 5)	$342,921
Administrative fee (Note 5)	23,336
Custodian fees	19,262
Transfer agent fee	38,024
Directors'/Trustees' fees (Note 5)	1,819
Auditing fees	23,800
Legal fees	9,088
Portfolio accounting fees	67,331
Distribution services fee (Note 5)	24,450
Other service fees (Notes 2 and 5)	23,361
Share registration costs	43,030
Printing and postage	16,392
Miscellaneous (Note 5)	10,327
TOTAL EXPENSES	643,141
Waiver/reimbursement of investment adviser fee (Note 5)	(220,308)
Net expenses		422,833
Net investment income (loss)		(79,268)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,442,659
Net change in unrealized appreciation of investments		(418,792)
Net realized and unrealized gain on investments		3,023,867
Change in net assets resulting from operations		$2,944,599
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(79,268)	$(221,422)
Net realized gain on investments	3,442,659	5,669,313
Net change in unrealized appreciation/depreciation of investments	(418,792)	(2,326,839)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,944,599	3,121,052
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(330,893)	—
Class C Shares	(208,105)	—
Institutional Shares	(1,153,048)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,692,046)	—
Share Transactions:
Proceeds from sale of shares	6,991,073	25,049,675
Net asset value of shares issued to shareholders in payment of distributions declared	1,610,014	—
Cost of shares redeemed	(9,329,278)	(18,414,284)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(728,191)	6,635,391
Change in net assets	524,362	9,756,443
Net Assets:
Beginning of period	30,170,510	20,414,067
End of period (including accumulated net investment income (loss) of $0 and $(169,305), respectively)	$30,694,872	$30,170,510
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees, other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$15,233
Class C Shares	8,128
TOTAL	$23,361
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	195,981	$3,035,389	476,541	$7,334,303
Shares issued to shareholders in payment of distributions declared	20,829	317,649	—	—
Shares redeemed	(114,348)	(1,754,885)	(391,487)	(6,138,103)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	102,462	$1,598,153	85,054	$1,196,200
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Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,094	$604,168	122,191	$1,646,975
Shares issued to shareholders in payment of distributions declared	11,327	160,392	—	—
Shares redeemed	(80,851)	(1,175,191)	(89,622)	(1,298,266)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(27,430)	$(410,631)	32,569	$348,709

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	212,197	$3,351,516	1,086,642	$16,068,397
Shares issued to shareholders in payment of distributions declared	72,562	1,131,973	—	—
Shares redeemed	(403,797)	(6,399,202)	(699,809)	(10,977,915)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(119,038)	$(1,915,713)	386,833	$5,090,482
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(44,006)	$(728,191)	504,456	$6,635,391
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating losses.
For the year ended July 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$248,573	$(248,573)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$3,125	$—
Long-term capital gains	$1,688,921	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$527,581
Net unrealized appreciation	$287,914
Capital loss carryforwards	$(805,911)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2015, the cost of investments for federal tax purposes was $30,444,169. The net unrealized appreciation of investments for federal tax purposes was $287,914. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,027,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,739,912.
At July 31, 2015, the Fund had a capital loss carryforward of $805,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$805,911	NA	$805,911
The Fund used capital loss carryforwards of $1,046,933 to offset capital gains realized during the year ended July 31, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $219,652 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$24,450
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, FSC retained $3,088 of fees paid by the Fund. For the year ended July 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2015, FSSC received $291 of the other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $1,669 in sales charges from the sale of Class A Shares. FSC also retained $372 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2015, the Adviser reimbursed $656. Transactions involving the affiliated holding during the year ended July 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	608,213
Purchases/Additions	7,843,883
Sales/Reductions	(7,822,034)
Balance of Shares Held 7/31/2015	630,062
Value	$630,062
Dividend Income	$468
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2015, were as follows:
Purchases	$48,652,640
Sales	$51,211,780
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2015, the amount of long-term capital gains designated by the Fund was $1,688,921.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,076.30	$6.69[1]
Class C Shares	$1,000	$1,072.60	$10.74[2]
Institutional Shares	$1,000	$1,078.00	$5.51[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.51[1]
Class C Shares	$1,000	$1,014.43	$10.44[2]
Institutional Shares	$1,000	$1,019.49	$5.36[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.09%
Institutional Shares	1.07%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.82 and $5.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.66 and $9.39, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.53 and $4.41, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
37328 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2015
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2014 through July 31, 2015. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2015 was 17.83% for Class A Shares, 16.90% for Class B Shares, 16.96% for Class C Shares and 18.10% for Institutional Shares. The total return for the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 20.07% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 16.45% during the same period. The Fund's and MSGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was strong as evidenced by the 11.28% return on the Russell 3000® Index.3 Capitalization was not much of a differentiating factor in the last 12 months as smaller cap stocks4 did only slightly better than larger cap stocks. The highest returning stocks were microcaps, with the Russell Microcap® Index (RMICRO)5 returning 12.31%. The lowest returning stocks were midcaps, with the Russell Midcap® Index6 returning 10.69%. The one real differentiating characteristic in the last 12 months was style: growth stocks beat value stocks handily in all the capitalization ranges. The Russell 3000® Growth Index7 returned 16.37% while the Russell 3000® Value Index8 returned 6.23%, a spread of more than 10%. The widest spread was in the RMICRO, where the Russell Microcap® Growth Index9 returned 22.82% while the Russell Microcap® Value Index10 returned 4.63%. The narrowest spread was in the Russell Midcap® indexes, where the Russell Midcap® Growth Index11 returned 14.65% and the Russell Midcap® Value Index12 returned 6.64%.
The best performing sectors in the R2000G during the reporting period were Health Care (50.24%), Utilities (24.38%) and Information Technology (21.81%). Underperforming sectors during the same period included Energy (-44.84%), Materials (-10.54%), Telecommunication Services (6.60%) and Industrials (6.74%).
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STOCK SELECTION
When looking at the Fund from the point of view of fundamental characteristics, the underperformance during the 12-month reporting period came primarily from poor stock selection and overweighting of stocks with high value and highly repeatable earnings, which underperformed the benchmark. The most positive offset to the underperformance came from overweighting stocks with high analyst conviction and an upward price trend, followed by favorable stock selection among stocks with lower analyst conviction and not highly repeatable earnings. All three of these movements were driven by the strong outperformance of growth stocks versus value stocks: even within the Small Cap Growth Universe, the more growth-oriented stocks outperformed the stocks closer to the value-growth split. Breaking down the results by the Global Industry Classification Standard sector definitions, the Consumer Discretionary sector was overweighted and the Health Care and Information Technology sectors were marginally underweighted in the Fund. Strong stock selection in the Financials, Information Technology, and Health Care sectors contributed positively to Fund performance. Poor stock selection in the Consumer Discretionary sector detracted the most from performance.
Individual stocks enhancing the Fund's performance included Anacor Pharmaceuticals, Skechers USA Incorporated and Ambarella Incorporated.
Individual stocks detracting from the Fund's performance included Weight Watchers International, Basic Energy Services Incorporated and Pioneer Energy Services Incorporated.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics. The Russell Microcap® Index is unmanaged, and it is not possible to invest directly in an index.
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6	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap® Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000® Growth Index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000® Value Index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. The Russell Microcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the microcap opportunity set. The Russell Microcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell Microcap® Value Index measures the performance of the micro-cap value segment of the U.S. equity universe. It includes those Russell Microcap® Index companies with higher price-to-book ratios and lower forecasted growth values. The Russell Microcap® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the micro-cap value market. The Russell Microcap Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
11	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is unmanaged, and it is not possible to invest directly in an index.
12	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. The Russell Midcap® Value Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 from September 15, 2005 (start of performance) to July 31, 2015, compared to the Russell 2000 Growth® Index (R2000G)3 and the Morningstar Small Growth Funds Average (MSGFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2015
■	Total returns shown for Class A Shares include the maximum sales charge of the 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	11.36%	17.24%	6.98%
Class B Shares	11.40%	17.46%	6.94%
Class C Shares	15.96%	17.69%	6.79%
Institutional Shares	18.10%	18.88%	7.86%
R2000G	20.07%	17.90%	9.16%
MSGFA	16.45%	15.99%	7.45%
*	The Fund's start of performance date was September 15, 2005.
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and MSGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The R2000G measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	7.6%
Medical Technology	4.1%
Health Care Equipment & Supplies	3.3%
Software Packaged/Custom	3.3%
Telecommunication Equipment & Services	3.2%
Specialty Retailing	2.8%
Financial Services	2.7%
Pharmaceuticals	2.7%
Communications Equipment	2.5%
Property Liability Insurance	2.4%
Restaurants	2.2%
Undesignated Consumer Cyclicals	2.1%
Specialty Chemicals	2.0%
Hotels Restaurants & Leisure	1.9%
Services to Medical Professionals	1.9%
Auto Original Equipment Manufacturers	1.8%
Internet Services	1.7%
Personnel Agency	1.7%
Specialty Retail	1.7%
Textiles Apparel & Luxury Goods	1.7%
Undesignated Consumer Staples	1.7%
Personal Loans	1.6%
Poultry Products	1.6%
Apparel	1.5%
Computer Services	1.4%
Construction & Engineering	1.3%
Diversified Leisure	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Office Furniture	1.2%
Airline - Regional	1.1%
Education & Training Services	1.1%
IT Services	1.1%
Medical Supplies	1.1%
Semiconductor Manufacturing Equipment	1.1%
Dairy Products	1.0%
Furniture	1.0%
Home Health Care	1.0%
Annual Shareholder Report
6

Industry Composition	Percentage of Total Net Assets
Internet Software & Services	1.0%
Mortgage Banks	1.0%
Semiconductor Manufacturing	1.0%
Other[2]	19.3%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2015
Shares			Value
		COMMON STOCKS—97.0%
		Aerospace & Defense—0.5%
13,505	[1]	Taser International, Inc.	$367,606
		Airline - Regional—1.1%
4,668		Alaska Air Group, Inc.	353,601
21,337	[1]	Hawaiian Holdings, Inc.	463,440
		TOTAL	817,041
		Apparel—1.5%
2,275		Columbia Sportswear Co.	162,754
30,858	[1]	Express, Inc.	587,536
11,000	[1]	Iconix Brand Group, Inc.	239,030
1,436		Oxford Industries, Inc.	120,523
		TOTAL	1,109,843
		Auto Original Equipment Manufacturers—1.8%
27,574	[1]	American Axle & Manufacturing Holdings, Inc.	550,929
7,727		Dana Holding Corp.	143,413
36,777	[1]	Meritor, Inc.	517,820
5,047	[1]	Tower International, Inc.	131,878
		TOTAL	1,344,040
		Biotechnology—7.6%
11,662	[1]	Air Methods Corp.	459,366
14,642	[1]	Cambrex Corp.	721,118
12,943	[1]	Emergent Biosolutions, Inc.	424,919
44,530	[1]	Exelixis, Inc.	255,157
65,334	[1]	Geron Corp.	264,603
5,847	[1]	Isis Pharmaceuticals, Inc.	321,176
4,313	[1]	Luminex Corp.	74,313
6,216	[1]	MacroGenics, Inc.	233,722
5,744	[1]	Neurocrine Biosciences, Inc.	287,889
7,363	[1]	NewLink Genetics Corp.	383,980
6,642	[1]	Ophthotech Corp.	449,597
38,277	[1]	Opko Health, Inc.	626,594
84,022		PDL BioPharma, Inc.	489,008
18,894	[1]	Repligen Corp.	661,479
		TOTAL	5,652,921
		Building Materials—0.8%
14,323	[1]	U.S. Concrete, Inc.	606,293
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Carpets—0.6%
16,885		Interface, Inc.	$438,503
		Clothing Stores—0.6%
25,418		American Eagle Outfitters, Inc.	451,169
		Cogeneration—0.1%
3,979	[1]	Headwaters, Inc.	75,641
		Commercial Services—0.3%
1,679	[1]	Cimpress NV	108,346
14,601	[1]	Lifelock, Inc.	115,640
		TOTAL	223,986
		Commodity Chemicals—0.3%
4,646		Stepan Co.	227,700
		Communications Equipment—2.5%
25,041	[1]	Gigamon, Inc.	673,102
34,300	[1]	Infinera Corp.	821,142
14,869	[1]	Infoblox, Inc.	349,422
		TOTAL	1,843,666
		Computer Networking—0.3%
30,885	[1]	Dot Hill Systems Corp.	195,193
		Computer Peripherals—0.4%
36,168	[1]	Zagg, Inc.	281,025
		Computer Services—1.4%
14,621	[1]	Manhattan Associates, Inc.	947,733
15,030	[1]	Merge Technologies, Inc.	82,515
		TOTAL	1,030,248
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	170,631
		Construction & Engineering—1.3%
15,035	[1]	Dycom Industries, Inc.	993,212
		Consumer Finance—0.2%
8,265	[1]	Enova International, Inc.	149,431
		Containers & Packaging—0.2%
5,757	[1]	Berry Plastics Group, Inc.	187,448
		Contracting—0.3%
9,372		Comfort Systems USA, Inc.	259,042
		Cosmetics & Toiletries—0.7%
5,970	[1]	Helen of Troy Ltd.	524,047
		Dairy Products—1.0%
12,192		Cal-Maine Foods, Inc.	660,319
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Dairy Products—continued
4,481		Dean Foods Co.	$79,762
		TOTAL	740,081
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	181,709
		Diversified Consumer Services—0.2%
4,512	[1]	2U, Inc.	144,790
		Diversified Leisure—1.3%
27,813	[1]	Isle of Capri Casinos, Inc.	507,309
12,130	[1]	Pinnacle Entertainment, Inc.	467,005
		TOTAL	974,314
		Education & Training Services—1.1%
3,960	[1]	American Public Education, Inc.	102,445
3,284		Capella Education Co.	169,159
2,885	[1]	Grand Canyon Education, Inc.	125,295
7,437	[1]	Strayer Education, Inc.	413,572
		TOTAL	810,471
		Electric & Electronic Original Equipment Manufacturers—0.5%
21,399		General Cable Corp.	349,232
		Electrical Equipment—0.2%
719		Mesa Laboratories, Inc.	74,445
3,786	[1]	Rofin-Sinar Technologies, Inc.	94,423
		TOTAL	168,868
		Electronic Equipment Instruments & Components—0.2%
11,149	[1]	Newport Corp.	176,600
		Electronic Instruments—0.1%
3,496		Methode Electronics, Inc., Class A	93,798
		Electronics Stores—0.5%
7,221	[1]	REX American Resources Corp.	372,892
		Financial Services—2.7%
13,780		Deluxe Corp.	887,846
11,938	[1]	Encore Capital Group, Inc.	513,453
23,942		WisdomTree Investments, Inc.	596,156
		TOTAL	1,997,455
		Furniture—1.0%
6,897		Bassett Furniture Industries, Inc.	226,152
2,730		Ethan Allen Interiors, Inc.	82,419
17,017	[1]	Select Comfort Corp.	443,123
		TOTAL	751,694
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—0.6%
7,104	[1]	Lannett Co., Inc.	$423,398
		Grocery Chain—0.1%
753		Casey's General Stores, Inc.	76,968
		Health Care Equipment & Supplies—3.3%
1,768	[1]	Dexcom, Inc.	149,661
16,532	[1]	Inogen, Inc.	735,013
5,765		LeMaitre Vascular, Inc.	82,094
3,732	[1]	Masimo Corp.	155,550
14,927	[1]	MiMedx Group, Inc.	160,167
36,232	[1]	RTI Surgical, Inc.	263,769
13,268	[1]	Surgical Care Affiliates, Inc.	504,449
11,178	[1]	Zeltiq Aesthetics Inc.	383,964
		TOTAL	2,434,667
		Home Health Care—1.0%
17,771	[1]	Amedisys, Inc.	775,349
		Home Products—0.5%
6,149		Tupperware Brands Corp.	359,532
		Hospitals—0.4%
5,692		Ensign Group, Inc.	290,975
		Hotels Restaurants & Leisure—1.9%
35,617	[1]	Boyd Gaming Corp.	608,695
14,154	[1]	Diamond Resorts International, Inc.	443,586
3,168		Marriott Vacations Worldwide Corp.	264,845
4,160		SeaWorld Entertainment, Inc.	72,134
		TOTAL	1,389,260
		Industrial Machinery—0.8%
7,900		Altra Holdings, Inc.	200,660
8,669	[1]	Blount International, Inc.	72,473
4,062		Hyster-Yale Materials Handling, Inc.	274,876
3,542		Twin Disc, Inc.	57,026
		TOTAL	605,035
		Internet Services—1.7%
63,266		EarthLink Network, Inc.	464,373
4,661	[1]	Travelzoo, Inc.	41,669
29,484	[1]	Web.com Group, Inc.	733,857
		TOTAL	1,239,899
		Internet Software & Services—1.0%
9,973	[1]	LogMeIn, Inc.	733,813
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		IT Services—1.1%
7,336	[1]	EPAM Systems, Inc.	$543,671
3,910		Evertec, Inc.	73,586
5,690	[1]	Globant SA	180,942
		TOTAL	798,199
		Jewelry Stores—0.3%
10,436		Movado Group, Inc.	264,344
		Machinery—0.4%
17,017		Global Brass & Copper Holdings, Inc.	286,736
		Media—0.1%
8,888	[1]	Townsquare Media, Inc., Class A	115,544
		Medical Supplies—1.1%
4,344		Landauer, Inc.	154,125
10,057	[1]	Medidata Solutions, Inc.	541,067
8,484		PetMed Express, Inc.	142,955
		TOTAL	838,147
		Medical Technology—4.1%
11,242	[1]	Abiomed, Inc.	870,805
8,947	[1]	Integra Lifesciences Corp.	573,771
16,151	[1]	MedAssets, Inc.	376,318
16,767	[1]	Natus Medical, Inc.	757,198
12,785	[1]	Vascular Solutions, Inc.	475,986
		TOTAL	3,054,078
		Metal Fabrication—0.1%
3,191		Worthington Industries, Inc.	86,348
		Miscellaneous Communications—0.9%
22,828		West Corp.	658,588
		Miscellaneous Components—0.3%
19,627	[1]	Rambus, Inc.	256,917
		Mortgage Banks—1.0%
15,919	[1]	Altisource Portfolio Solutions S.A.	519,915
3,094	[1]	LendingTree, Inc.	256,554
		TOTAL	776,469
		Multi-Industry Capital Goods—0.5%
9,927	[1]	DXP Enterprises, Inc.	364,321
		Office Furniture—1.2%
8,191		HNI Corp.	406,192
21,147		Knoll, Inc.	511,757
		TOTAL	917,949
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Office Supplies—0.1%
2,312		Essendant, Inc.	$85,128
		Oil Refiner—0.5%
6,807		Delek US Holdings, Inc.	242,806
3,273		Western Refining, Inc.	144,535
		TOTAL	387,341
		Oil Service, Explore & Drill—0.4%
41,498	[1]	PetroQuest Energy, Inc.	57,682
58,262	[1]	Pioneer Energy Services Corp.	213,239
		TOTAL	270,921
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	272,073
		Outpatient Clinics—0.2%
2,808		U.S. Physical Therapy, Inc.	148,431
		Paper & Forest Products—0.2%
7,038		Kapstone Paper and Packaging Corp.	164,689
		Paper Products—0.1%
1,733	[1]	Clearwater Paper Corp.	101,987
		Personal Loans—1.6%
5,177		Cash America International, Inc.	143,558
2,580	[1]	Credit Acceptance Corp.	619,742
8,081	[1]	World Acceptance Corp.	439,768
		TOTAL	1,203,068
		Personnel Agency—1.7%
22,700	[1]	AMN Healthcare Services, Inc.	668,061
4,337		Korn/Ferry International	145,203
6,496		Maximus, Inc.	443,092
		TOTAL	1,256,356
		Pharmaceuticals—2.7%
7,489	[1]	Anacor Pharmaceuticals, Inc.	1,117,284
24,781	[1]	Merrimack Pharmaceuticals, Inc.	250,288
29,397	[1]	Sucampo Pharmaceuticals, Inc., Class A	640,561
		TOTAL	2,008,133
		Poultry Products—1.6%
15,200		Pilgrim's Pride Corp.	328,928
12,201		Sanderson Farms, Inc.	878,594
		TOTAL	1,207,522
		Professional Services—0.4%
6,351		Insperity, Inc.	319,328
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—2.4%
3,255		Employers Holdings, Inc.	$78,120
11,307		HCI Group, Inc.	507,458
7,465	[1]	Heritage Insurance Holdings, Inc.	184,535
36,690		Universal Insurance Holdings, Inc.	1,006,040
		TOTAL	1,776,153
		Railroad—0.4%
7,343		Greenbrier Cos., Inc.	335,942
		Recreational Goods—0.9%
18,869	[1]	Nautilus, Inc.	398,702
5,096		Sturm Ruger & Co., Inc.	305,862
		TOTAL	704,564
		Restaurants—2.2%
3,980		Cracker Barrel Old Country Store, Inc.	604,522
20,262	[1]	Denny's Corp.	238,281
3,322		Jack in the Box, Inc.	315,590
3,621		Papa John's International, Inc.	273,603
6,415		Sonic Corp.	190,654
		TOTAL	1,622,650
		Semiconductor Distribution—0.6%
3,289	[1]	Tyler Technologies, Inc.	458,947
		Semiconductor Manufacturing—1.0%
3,529	[1]	Cirrus Logic, Inc.	116,492
18,815	[1]	Integrated Device Technology, Inc.	359,555
2,993		Monolithic Power Systems	154,768
3,010	[1]	Plexus Corp.	114,801
		TOTAL	745,616
		Semiconductor Manufacturing Equipment—1.1%
8,447	[1]	Advanced Energy Industries, Inc.	221,227
10,911		Mentor Graphics Corp.	284,668
7,132		Tessera Technologies, Inc.	247,195
7,155	[1]	Xcerra Corp.	44,969
		TOTAL	798,059
		Semiconductors & Semiconductor Equipment—1.3%
8,139	[1]	Ambarella, Inc.	943,066
		Services to Medical Professionals—1.9%
9,790	[1]	Molina Healthcare, Inc.	738,460
8,179	[1]	Team Health Holdings, Inc.	551,346
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
3,530	[1]	WebMD Health Corp., Class A	$153,837
		TOTAL	1,443,643
		Shoes—0.9%
4,664	[1]	Skechers USA, Inc., Class A	701,699
		Soft Drinks—0.3%
1,262		Coca-Cola Bottling Co.	204,444
		Software—0.1%
2,055	[1]	Paylocity Corp.	73,816
		Software Packaged/Custom—3.3%
3,561	[1]	Barracuda Networks, Inc.	97,714
1,224		Blackbaud, Inc.	74,860
4,137	[1]	BroadSoft, Inc.	144,464
26,026		CSG Systems International, Inc.	809,408
15,969		Ebix, Inc.	494,879
8,068	[1]	Ellie Mae, Inc.	632,935
1,341		Marketaxess Holdings, Inc.	131,150
4,348	[1]	VASCO Data Security International, Inc.	88,656
		TOTAL	2,474,066
		Specialty Chemicals—2.0%
2,950		Chemed Corp.	437,957
24,480		KMG Chemicals, Inc.	534,398
20,703	[1]	Trinseo SA	504,325
		TOTAL	1,476,680
		Specialty Retail—1.7%
23,375	[1]	Build-A-Bear Workshop, Inc.	407,894
11,940		Outerwall, Inc.	845,591
		TOTAL	1,253,485
		Specialty Retailing—2.8%
6,150	[1]	Asbury Automotive Group, Inc.	543,045
8,648		Big Lots, Inc.	373,421
1,386		Children's Place, Inc./The	80,249
3,445	[1]	Kirkland's, Inc.	93,980
33,638	[1]	Lumber Liquidators, Inc.	649,213
5,185	[1]	Tile Shop Hldgs., Inc.	74,042
23,872	[1]	Vera Bradley, Inc.	259,250
		TOTAL	2,073,200
		Telecommunication Equipment & Services—3.2%
11,481		Alliance Fiber Optic Products, Inc.	230,423
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—continued
31,608	[1]	NeuStar, Inc., Class A	$975,739
50,705	[1]	Polycom, Inc.	577,023
73,467	[1]	Sonus Networks, Inc.	592,879
		TOTAL	2,376,064
		Textiles Apparel & Luxury Goods—1.7%
3,244	[1]	G-III Apparel Group Ltd.	234,314
109,545	[1]	Vince Holding Corp.	1,074,637
		TOTAL	1,308,951
		Thrifts & Mortgage Finance—0.2%
13,997	[1]	MGIC Investment Corp.	154,947
		Truck Manufacturing—0.8%
43,766	[1]	Wabash National Corp.	601,345
		Undesignated Consumer Cyclicals—2.1%
5,128	[1]	Parexel International Corp.	353,627
4,044	[1]	Steiner Leisure Ltd.	233,339
246,853		Weight Watchers International, Inc.	987,412
		TOTAL	1,574,378
		Undesignated Consumer Staples—1.7%
18,778	[1]	Array BioPharma, Inc.	109,100
21,071	[1]	Medifast, Inc.	650,462
2,863		Nutri/System, Inc.	86,033
3,344	[1]	USANA, Inc.	416,830
		TOTAL	1,262,425
		Undesignated Energy—0.1%
2,369		Green Plains, Inc.	53,184
		Wireless Communications—0.3%
2,379		InterDigital, Inc.	128,632
2,733	[1]	Straight Path Communications, Inc.	64,417
		TOTAL	193,049
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,129,624)	72,492,476
		INVESTMENT COMPANY—1.9%
1,422,241	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[3] (AT NET ASSET VALUE)	1,422,241
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $69,551,865)[4]	73,914,717
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	825,985
		TOTAL NET ASSETS—100%	$74,740,702
Annual Shareholder Report
16

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.39	$16.12	$11.93	$12.12	$8.74
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.18)[1]	(0.07)[1]	(0.09)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments	3.22	1.45	4.26	(0.10)	3.51
TOTAL FROM INVESTMENT OPERATIONS	3.10	1.27	4.19	(0.19)	3.38
Net Asset Value, End of Period	$20.49	$17.39	$16.12	$11.93	$12.12
Total Return[2]	17.83%	7.88%	35.12%	(1.57)%	38.67%
Ratios to Average Net Assets:
Net expenses	1.54%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.66)%	(1.05)%	(0.49)%	(0.79)%	(1.18)%
Expense waiver/reimbursement[3]	0.61%	0.43%	0.59%	1.04%	1.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,136	$29,690	$30,187	$22,718	$25,634
Portfolio turnover	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.69	$15.58	$11.62	$11.90	$8.65
Income From Investment Operations:
Net investment income (loss)	(0.25)[1]	(0.30)[1]	(0.17)[1]	(0.17)[1]	(0.21)[1]
Net realized and unrealized gain (loss) on investments	3.07	1.41	4.13	(0.11)	3.46
TOTAL FROM INVESTMENT OPERATIONS	2.82	1.11	3.96	(0.28)	3.25
Net Asset Value, End of Period	$19.51	$16.69	$15.58	$11.62	$11.90
Total Return[2]	16.90%	7.12%	34.08%	(2.35)%	37.57%
Ratios to Average Net Assets:
Net expenses	2.27%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.38)%	(1.79)%	(1.25)%	(1.55)%	(1.93)%
Expense waiver/reimbursement[3]	0.63%	0.43%	0.59%	1.06%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,327	$1,842	$2,016	$1,640	$2,541
Portfolio turnover	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.27	$15.19	$11.33	$11.60	$8.43
Income From Investment Operations:
Net investment income (loss)	(0.25)[1]	(0.30)[1]	(0.16)[1]	(0.17)[1]	(0.21)[1]
Net realized and unrealized gain (loss) on investments	3.01	1.38	4.02	(0.10)	3.38
TOTAL FROM INVESTMENT OPERATIONS	2.76	1.08	3.86	(0.27)	3.17
Net Asset Value, End of Period	$19.03	$16.27	$15.19	$11.33	$11.60
Total Return[2]	16.96%	7.11%	34.07%	(2.33)%	37.60%
Ratios to Average Net Assets:
Net expenses	2.31%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.44)%	(1.79)%	(1.24)%	(1.54)%	(1.94)%
Expense waiver/reimbursement[3]	0.59%	0.43%	0.59%	1.04%	1.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,571	$4,608	$4,912	$4,223	$4,663
Portfolio turnover	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.79	$16.44	$12.14	$12.31	$8.85
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.14)[1]	(0.03)[1]	(0.06)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	3.30	1.49	4.33	(0.11)	3.56
TOTAL FROM INVESTMENT OPERATIONS	3.22	1.35	4.30	(0.17)	3.46
Net Asset Value, End of Period	$21.01	$17.79	$16.44	$12.14	$12.31
Total Return[2]	18.10%	8.21%	35.42%	(1.38)%	39.10%
Ratios to Average Net Assets:
Net expenses	1.30%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.43)%	(0.80)%	(0.24)%	(0.54)%	(0.92)%
Expense waiver/reimbursement[3]	0.60%	0.43%	0.59%	1.05%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,706	$37,253	$31,179	$26,233	$29,395
Portfolio turnover	121%	61%	88%	69%	154%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
July 31, 2015
Assets:
Total investment in securities, at value including $1,422,241 of investment in an affiliated holding (Note 5) (identified cost $69,551,865)		$73,914,717
Income receivable		27,240
Receivable for investments sold		1,024,857
Receivable for shares sold		953,282
TOTAL ASSETS		75,920,096
Liabilities:
Payable for investments purchased	$979,307
Payable for shares redeemed	68,914
Payable for transfer agent fee	38,344
Payable for distribution services fee (Note 5)	3,727
Payable for other service fees (Notes 2 and 5)	18,704
Payable for share registration costs	31,047
Accrued expenses (Note 5)	39,351
TOTAL LIABILITIES		1,179,394
Net assets for 3,621,942 shares outstanding		$74,740,702
Net Assets Consist of:
Paid-in capital		$58,205,496
Net unrealized appreciation of investments		4,362,852
Accumulated net realized gain on investments		12,308,093
Accumulated net investment income (loss)		(135,739)
TOTAL NET ASSETS		$74,740,702
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($32,136,131 ÷ 1,568,085 shares outstanding), no par value, unlimited shares authorized	$20.49
Offering price per share (100/94.50 of $20.49)	$21.68
Redemption proceeds per share	$20.49
Class B Shares:
Net asset value per share ($2,327,492 ÷ 119,272 shares outstanding), no par value, unlimited shares authorized	$19.51
Offering price per share	$19.51
Redemption proceeds per share (94.50/100 of $19.51)	$18.44
Class C Shares:
Net asset value per share ($3,570,632 ÷ 187,659 shares outstanding), no par value, unlimited shares authorized	$19.03
Offering price per share	$19.03
Redemption proceeds per share (99.00/100 of $19.03)	$18.84
Institutional Shares:
Net asset value per share ($36,706,447 ÷ 1,746,926 shares outstanding), no par value, unlimited shares authorized	$21.01
Offering price per share	$21.01
Redemption proceeds per share	$21.01
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2015
Investment Income:
Dividends (including $961 received from an affiliated holding (Note 5))		$635,439
Expenses:
Investment adviser fee (Note 5)	$832,161
Administrative fee (Note 5)	56,630
Custodian fees	11,255
Transfer agent fee	267,710
Directors'/Trustees' fees (Note 5)	2,049
Auditing fees	23,800
Legal fees	9,087
Portfolio accounting fees	78,287
Distribution services fee (Note 5)	44,058
Other service fees (Notes 2 and 5)	90,157
Share registration costs	47,896
Printing and postage	32,417
Miscellaneous (Note 5)	12,410
TOTAL EXPENSES	1,507,917
Waiver/reimbursement of investment adviser fee (Note 5)	(436,233)
Net expenses		1,071,684
Net investment income (loss)		(436,245)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		15,656,300
Net change in unrealized appreciation of investments		(3,269,613)
Net realized and unrealized gain on investments		12,386,687
Change in net assets resulting from operations		$11,950,442
See Notes which are an integral part of the Financial Statements
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24

Statement of Changes in Net Assets
Year Ended July 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(436,245)	$(733,294)
Net realized gain on investments	15,656,300	9,490,958
Net change in unrealized appreciation/depreciation of investments	(3,269,613)	(3,333,015)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,950,442	5,424,649
Share Transactions:
Proceeds from sale of shares	16,906,335	16,325,070
Cost of shares redeemed	(27,508,694)	(16,650,066)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,602,359)	(324,996)
Change in net assets	1,348,083	5,099,653
Net Assets:
Beginning of period	73,392,619	68,292,966
End of period (including accumulated net investment income (loss) of $(135,739) and $(479,252), respectively)	$74,740,702	$73,392,619
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2015
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. On June 1, 2015, Class B Shares were closed to new accounts/investors. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
27

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$75,543
Class B Shares	5,067
Class C Shares	9,547
TOTAL	$90,157
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2015		2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	205,032	$4,007,524	141,156	$2,490,198
Shares redeemed	(343,865)	(6,518,418)	(307,176)	(5,375,153)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(138,833)	$(2,510,894)	(166,020)	$(2,884,955)

Year Ended July 31	2015		2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	36,818	$665,769	18,297	$308,687
Shares redeemed	(27,927)	(501,164)	(37,296)	(634,098)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	8,891	$164,605	(18,999)	$(325,411)
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29

Year Ended July 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	28,731	$508,470	23,500	$374,325
Shares redeemed	(124,257)	(2,140,893)	(63,678)	(1,059,481)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(95,526)	$(1,632,423)	(40,178)	$(685,156)

Year Ended July 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	616,792	$11,724,572	729,007	$13,151,860
Shares redeemed	(963,982)	(18,348,219)	(531,135)	(9,581,334)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(347,190)	$(6,623,647)	197,872	$3,570,526
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(572,658)	$(10,602,359)	(27,325)	$(324,996)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for regulatory settlement proceeds and net operating losses.
For the year ended July 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(68,474)	$779,758	$(711,284)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$12,308,093
Net unrealized appreciation	$4,362,852
Capital loss deferrals	$(135,739)
At July 31, 2015, the cost of investments for federal tax purposes was $69,551,865. The net unrealized appreciation of investments for federal tax purposes was $4,362,852. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,397,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,034,678.
The Fund used capital loss carryforwards of $2,593,814 to offset capital gains realized during the year ended July 31, 2015.
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30

Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2015, for federal income tax purposes, a late year ordinary loss of $135,739 was deferred to August 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the Adviser voluntarily waived $434,901 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$15,290
Class C Shares	28,768
TOTAL	$44,058
For the year ended July 31, 2015, FSC retained $11,481 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2015, FSC retained $3,359 in sales charges from the sale of Class A Shares. FSC also retained $764, $3,001 and $1,001 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2015, FSSC received $8,335 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 1.88% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Company Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2015, the Adviser reimbursed $1,332. Transactions involving the affiliated holding during the year ended July 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2014	1,393,702
Purchases/Additions	17,561,576
Sales/Reductions	(17,533,037)
Balance of Shares Held 7/31/2015	1,422,241
Value	$1,422,241
Dividend Income	$961
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2015, were as follows:
Purchases	$86,183,720
Sales	$98,011,238
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the year ended July 31, 2015, the program was not utilized.
9. Subsequent event
On August 1, 2015, Class B Shares were closed to new purchases/exchanges by existing shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,123.40	$7.00[2]
Class B Shares	$1,000	$1,18.70	$10.87[3]
Class C Shares	$1,000	$1,119.40	$10.93[4]
Institutional Shares	$1,000	$1,124.70	$5.69[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.20	$6.66[2]
Class B Shares	$1,000	$1,014.53	$10.34[3]
Class C Shares	$1,000	$1,014.48	$10.39[4]
Institutional Shares	$1,000	$1,019.44	$5.41[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.33%
Class B Shares	2.07%
Class C Shares	2.08%
Institutional Shares	1.08%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.95 and $5.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.88 and $9.39, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.88 and $9.39, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.88% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.64 and $4.41, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: June 2006	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry
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47

guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
37313 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $124,600

Fiscal year ended 2014 – $124,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 – $76

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $87 and $0, respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $31,263 and $21,857, respectively. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $69,178

Fiscal year ended 2014 - $91,770

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015